UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21906
Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 827-0100

Date of fiscal year end: August 31

Date of reporting period: March 1, 2014 to May 31, 2014

Item 1.  Schedule of Investments.
Attached hereto.

EEB Guggenheim BRIC ETF
Portfolio of Investments
May 31, 2014 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.7%
	Common Stocks - 82.2%
	Basic Materials - 6.9%
784,000	Aluminum Corp. of China Ltd. (China)(a)	$280,110
151,962	Cia Siderurgica Nacional SA, ADR (Brazil)(b)	589,613
44,133	Fibria Celulose SA, ADR (Brazil)(a) (b)	416,174
28,797	Mechel, ADR (Russia)(a)	55,578
114,188	MMC Norilsk Nickel OJSC, ADR (Russia)	2,188,984
16,585	Novolipetsk Steel OJSC, GDR (Russia)	227,878
16,130	Phosagro OAO, GDR (Russia)	188,237
62,395	Sesa Sterlite Ltd., ADR (India)(b)	1,170,530
35,042	Severstal OAO, GDR (Russia)	299,083
700,000	Sinopec Shanghai Petrochemical Co. Ltd. (China)	172,451
64,012	Ultrapar Participacoes SA, ADR (Brazil)	1,545,250
54,050	Uralkali OJSC, GDR (Russia)	1,206,396
261,111	Vale SA, ADR (Brazil)(b)	3,329,165
		11,669,449

	Communications - 19.9%
10,109	21Vianet Group, Inc., ADR (China)(a) (b)	272,539
54,759	Baidu, Inc., ADR (China)(a)	9,089,994
3,602	Bitauto Holdings Ltd., ADR (China)(a)	149,987
1,048,500	China Mobile Ltd. (China)	10,257,866
2,780,000	China Telecom Corp. Ltd. (China)	1,398,435
89,832	China Unicom Hong Kong Ltd., ADR (China)(b)	1,343,887
3,034	ChinaCache International Holdings Ltd., ADR (China)(a) (b)	43,143
25,940	Ctrip.com International Ltd., ADR (China)(a)	1,437,595
10,652	E-Commerce China Dangdang, Inc., ADR (China)(a) (b)	106,733
21,286	Giant Interactive Group, Inc., ADR (China)	250,323
18,744	Mail.ru Group Ltd., GDR (Russia)(a)	638,046
18,524	MegaFon OAO, GDR (Russia)	556,276
101,477	Mobile Telesystems OJSC, ADR (Russia)	1,876,310
14,437	NetEase, Inc., ADR (China)(b)	1,027,337
6,726	Perfect World Co. Ltd., ADR (China)	124,566
6,552	Phoenix New Media Ltd., ADR (China)(a) (b)	64,799
15,344	Qihoo 360 Technology Co. Ltd., ADR (China)(a) (b)	1,409,040
4,306	QIWI plc, ADR (Russia)(b)	181,928
34,817	Sistema JSFC, GDR (Russia)(a)	997,507
16,515	SouFun Holdings Ltd., ADR (China)	197,685
31,983	Tim Participacoes SA, ADR (Brazil)	871,217
38,488	VimpelCom Ltd., ADR (Russia)	322,145
3,405	Vipshop Holdings Ltd., ADR (China)(a)	553,857
25,984	Youku Tudou, Inc., ADR (China)(a)	506,688
2,713	YY, Inc., ADR (China)(a)	176,643
		33,854,546

	Consumer, Cyclical - 1.1%
368,000	China Eastern Airlines Corp. Ltd. (China)(a)	111,545
3,738	China Lodging Group Ltd., ADR (China)(a)	93,824
336,000	China Southern Airlines Co. Ltd. (China)	96,644
4,376	Home Inns & Hotels Management, Inc., ADR (China)(a)	137,888
37,684	Tata Motors Ltd., ADR (India)	1,403,352
		1,843,253

	Consumer, Non-cyclical - 9.4%
1,902	51job, Inc., ADR (China)(a)	118,552
910,527	AMBEV SA, ADR (Brazil)	6,410,110
129,410	BRF SA, ADR (Brazil)	2,792,668
3,221	China Distance Education Holdings Ltd., ADR (China)(b)	57,978
16,574	Dr Reddy's Laboratories Ltd., ADR (India)	681,357
57,808	Magnit OJSC, GDR (Russia)	3,364,425
17,602	Mindray Medical International Ltd., ADR (China)(b)	546,190
26,349	New Oriental Education & Technology Group, Inc., ADR (China)	680,331
7,451	O'Key Group SA, GDR (Russia)	68,177
6,751	TAL Education Group, ADR (China)(a)	155,205
10,000	WNS Holdings Ltd., ADR (India)(a)	179,600
14,153	WuXi PharmaTech Cayman, Inc., ADR (China)(a)	472,286
19,470	X5 Retail Group NV, GDR (Russia)(a)	393,294
		15,920,173

	Energy - 25.8%
5,112,000	China Petroleum & Chemical Corp. (China)	4,635,314
3,222,000	CNOOC Ltd. (China)	5,527,264
9,292	Eurasia Drilling Co. Ltd., GDR (Russia)	277,831
7,497	Gazprom Neft OAO, ADR (Russia)	151,439
1,186,276	Gazprom OAO, ADR (Russia)	9,669,336
6,208	JA Solar Holdings Co. Ltd., ADR (China)(a) (b)	61,769
3,923	JinkoSolar Holding Co. Ltd., ADR (China)(a) (b)	109,962
103,996	LUKOIL OAO, ADR (Russia)	5,884,094
15,823	NOVATEK OAO, GDR (Russia)	1,835,468
4,230,000	PetroChina Co. Ltd. (China)	5,046,789
298,353	Petroleo Brasileiro SA, ADR (Brazil)	4,206,777
40,917	Reliance Industries Ltd., GDR (India)(c)	1,463,601
15,041	ReneSola Ltd., ADR (China)(a) (b)	38,204
212,429	Rosneft OAO, GDR (Russia)(a)	1,385,462
193,345	Surgutneftegas OAO, ADR (Russia)(a)	1,418,185
48,765	Tatneft OAO, ADR (Russia)	1,743,349
14,780	Trina Solar Ltd., ADR (China)(a) (b)	202,043
39,008	Yanzhou Coal Mining Co. Ltd., ADR (China)(b)	305,823
		43,962,710

	Financial - 12.1%
25,309	Axis Bank Ltd., GDR (India)	791,919
105,231	Banco Santander Brasil SA, ADR (Brazil)	711,361
1,491,000	China Life Insurance Co. Ltd. (China)	4,096,286
23,322	Etalon Group Ltd., GDR (Russia)	109,380
42,818	Gafisa SA, ADR (Brazil)(b)	127,598
78,083	HDFC Bank Ltd., ADR (India)	3,516,077
56,392	ICICI Bank Ltd., ADR (India)	2,800,991
33,605	LSR Group, GDR (Russia)(a)	132,370
3,470	Noah Holdings Ltd., ADR (China)(a) (b)	47,400
8,141	NOMOS-BANK, GDR (Russia)(a)	99,809
540,859	Sberbank of Russia, ADR (Russia)	5,432,929
14,963	State Bank of India, GDR (India)(b)	1,282,329
506,572	VTB Bank OJSC, GDR (Russia)	1,360,652
		20,509,101

	Industrial - 1.5%
18,201	China Ming Yang Wind Power Group Ltd., ADR (China)(a) (b)	60,791
32,653	Embraer SA, ADR (Brazil)	1,183,344
19,083	Globaltrans Investment PLC, GDR (Russia)	208,959
292,000	Guangshen Railway Co. Ltd. (China)	110,353
31,286	Larsen & Toubro Ltd., GDR (India)(b)	815,626
9,739	TMK OAO, GDR (Russia)	91,011
25,694	Yingli Green Energy Holding Co. Ltd., ADR (China)(a) (b)	86,846
		2,556,930

	Technology - 4.1%
5,191	AutoNavi Holdings Ltd., ADR (China)(a)	108,129
2,151	Changyou.com Ltd., ADR (China)(a) (b)	58,077
96,614	Infosys Ltd., ADR (India)	4,968,858
6,189	NQ Mobile, Inc., ADR (China)(a) (b)	46,974
4,956	RDA Microelectronics, Inc., ADR (China)	83,905
4,485,000	Semiconductor Manufacturing International Corp. (China)(a)	381,803
13,091	Shanda Games Ltd., ADR (China)(a)	87,317
118,999	Wipro Ltd., ADR (India)(b)	1,325,649
		7,060,712

	Utilities - 1.4%
53,724	Centrais Eletricas Brasileiras SA, ADR (Brazil)(b)	160,097
68,501	Cia de Saneamento Basico do Estado de Sao Paulo, ADR (Brazil)(b)	670,625
22,043	CPFL Energia SA, ADR (Brazil)	354,231
632,000	Huaneng Power International, Inc. (China)	667,627
253,881	RusHydro JSC, ADR (Russia)	486,944
		2,339,524

	Total Common Stocks - 82.2%
	(Cost $160,805,654)	139,716,398

	Preferred Stocks - 17.4%
	Basic Materials - 3.6%
14,432	Braskem SA, ADR (Brazil)(b)	187,760
179,174	Gerdau SA, ADR (Brazil)	1,064,293
422,643	Vale SA, ADR (Brazil)	4,851,942
		6,103,995

	Communications - 0.7%
58,161	Telefonica Brasil SA, ADR (Brazil)	1,169,618

	Consumer, Cyclical - 0.0%*
14,270	GOL Linhas Aereas Inteligentes SA, ADR (Brazil)(a) (b)	84,336

	Consumer, Non-cyclical - 0.7%
26,496	Cia Brasileira de Distribuicao, ADR (Brazil)	1,201,594

	Energy - 3.6%
409,847	Petroleo Brasileiro SA, ADR (Brazil)	6,119,016

	Financial - 8.0%
421,652	Banco Bradesco SA, ADR (Brazil)	5,882,045
503,066	Itau Unibanco Holding SA, ADR (Brazil)	7,797,523
		13,679,568

	Utilities - 0.8%
144,466	Cia Energetica de Minas Gerais, ADR (Brazil)(b)	1,014,151
20,367	Cia Paranaense de Energia, ADR (Brazil)(b)	295,729
		1,309,880

	Total Preferred Stocks - 17.4%
	(Cost $54,381,462)	29,668,007

	Exchange Traded Fund - 0.1%
4,000	Vanguard FTSE Emerging Markets ETF	168,800
	(Cost $161,025)

	Total Long-Term Investments - 99.7%
	(Cost $215,348,141)	169,553,205

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 6.1%
10,366,885	BNY Mellon Securities Lending Overnight Fund, 0.1251%(d) (e)	10,366,885
	(Cost $10,366,885)

	Total Investments - 105.8%
	(Cost $225,715,026)	179,920,090
	Liabilities in excess of Other Assets - (5.8%)	(9,850,092)
	Net Assets - 100.0%	$ 170,069,998

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
JSC - Joint Stock Company
JSFC - Joint Stock Financial Corp.
NV - Publicly Traded Company
OAO - Open Joint Stock Company
OJSC - Open Joint Stock Company
PLC - Public Limited Company
SA - Corporation

*	Less than 0.1%.
(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at May 31, 2014.
(c)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At May 31, 2014 these securities amounted to $1,463,601, which represents 0.9% of net assets.

(d)
At May 31, 2014, the total market value of the Fund's securities on loan was $12,667,894 and the total market value of the collateral held by the Fund was $13,033,749, consisting of cash collateral of $10,366,885 and U.S. Government and Agency securities valued at $2,666,864.

(e)	Interest rate shown reflects yield as of May 31, 2014.

See previously submitted notes to financial statements for the period ended February 28, 2014.

Country Breakdown	% of Long-Term Investments
China	31.3%
Brazil	31.3%
Russia	25.3%
India	12.0%
United States	0.1%
Subject to change daily.

At May 31, 2014, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$ 229,186,624	$ 14,569,292	$ (63,835,826)	$ (49,266,534)

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”).  Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of U.S. business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and the Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Fund's investments at May 31, 2014:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$ 139,716	$ -	$ -	$ 139,716
Preferred Stocks	29,668	-	-	29,668
Exchange Traded Fund	169	-	-	169
Investments of Collateral for Securities Loaned	10,367	-	-	10,367
Total	$ 179,920	$ -	$ -	$ 179,920

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board of Trustees. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

During the nine months ended May 31, 2014, there were no transfers between levels.

DEF Guggenheim Defensive Equity ETF
Portfolio of Investments
May 31, 2014 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.7%
	Common Stocks - 83.9%
	Basic Materials - 4.9%
15,578	LyondellBasell Industries NV (Netherlands)	$1,551,101
19,480	POSCO, ADR (South Korea)	1,378,989
39,362	Potash Corp. of Saskatchewan, Inc. (Canada)	1,429,628
25,426	Sasol Ltd., ADR (South Africa)	1,431,230
47,982	Ternium SA, ADR (Luxembourg)	1,364,128
		7,155,076

	Communications - 15.2%
22,566	BT Group PLC, ADR (United Kingdom)	1,506,958
41,329	CenturyLink, Inc.	1,556,863
30,570	China Mobile Ltd., ADR (China)	1,499,764
28,189	China Telecom Corp. Ltd., ADR (China)	1,429,182
45,816	Chunghwa Telecom Co. Ltd., ADR (Taiwan)(a)	1,459,240
62,750	Cisco Systems, Inc.	1,544,905
241,936	Frontier Communications Corp.	1,400,809
90,024	KT Corp., ADR (South Korea)	1,338,657
87,401	Mobile Telesystems OJSC, ADR (Russia)	1,616,045
77,852	Pearson PLC, ADR (United Kingdom)	1,528,235
60,764	SK Telecom Co. Ltd., ADR (South Korea)	1,448,006
35,799	Telekomunikasi Indonesia Persero TBK PT, ADR (Indonesia)	1,563,700
30,552	Verizon Communications, Inc.	1,526,378
38,398	Vodafone Group PLC, ADR (United Kingdom)	1,344,314
157,495	Windstream Holdings, Inc.(a)	1,507,227
		22,270,283

	Consumer, Cyclical - 3.7%
25,835	Kohl's Corp.	1,406,458
21,424	PetSmart, Inc.(a)	1,231,237
23,215	Target Corp.	1,317,683
18,193	Wal-Mart Stores, Inc.	1,396,677
		5,352,055

	Consumer, Non-cyclical - 12.2%
36,016	Altria Group, Inc.	1,496,825
16,067	Clorox Co.	1,439,925
47,027	ConAgra Foods, Inc.	1,518,972
25,722	Dr Pepper Snapple Group, Inc.	1,484,159
27,287	General Mills, Inc.	1,498,875
26,109	GlaxoSmithKline PLC, ADR (United Kingdom)(a)	1,408,320
25,613	Kraft Foods Group, Inc.	1,522,949
24,486	Lorillard, Inc.	1,522,295
16,858	Philip Morris International, Inc.	1,492,607
17,570	Procter & Gamble Co.	1,419,480
25,839	Quest Diagnostics, Inc.	1,547,498
42,116	Safeway, Inc.	1,446,263
		17,798,168

	Energy - 7.9%
28,297	BP PLC, ADR (United Kingdom)	1,427,584
8,746	CNOOC Ltd., ADR (China)	1,497,490
18,812	ConocoPhillips	1,503,831
12,485	PetroChina Co. Ltd., ADR (China)	1,484,466
98,529	Petroleo Brasileiro SA, ADR (Brazil)	1,389,259
18,121	Royal Dutch Shell PLC, ADR (United Kingdom)	1,424,311
46,950	Statoil ASA, ADR (Norway)	1,431,975
20,430	Total SA, ADR (France)	1,418,864
		11,577,780

	Financial - 15.0%
19,373	Alexandria Real Estate Equities, Inc., REIT	1,474,092
18,439	Banco de Chile, ADR (Chile)(a)	1,481,020
65,316	Brixmor Property Group, Inc., REIT	1,420,623
34,113	Brookfield Asset Management, Inc. (Canada)	1,468,224
20,720	Camden Property Trust, REIT	1,455,373
26,655	Digital Realty Trust, Inc., REIT	1,532,663
34,217	HCP, Inc., REIT	1,428,560
22,815	Health Care REIT, Inc., REIT	1,442,592
13,555	PartnerRe Ltd. (Bermuda)	1,455,400
33,317	Realty Income Corp., REIT	1,442,626
61,442	Senior Housing Properties Trust, REIT	1,473,379
59,858	Starwood Property Trust, Inc., REIT	1,459,937
15,818	Travelers Cos., Inc.	1,478,192
21,635	Ventas, Inc., REIT	1,445,218
44,308	Westpac Banking Corp., ADR (Australia)(a)	1,418,742
		21,876,641

	Industrial - 2.0%
41,225	Republic Services, Inc.	1,459,365
32,614	Waste Management, Inc.	1,457,193
		2,916,558

	Technology - 4.1%
2,431	Apple, Inc.	1,538,823
45,538	Canon, Inc., ADR (Japan)	1,504,120
54,507	Intel Corp.	1,489,131
73,372	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	1,508,529
		6,040,603

	Utilities - 18.9%
27,244	AGL Resources, Inc.	1,454,285
27,249	American Electric Power Co., Inc.	1,453,734
59,263	CenterPoint Energy, Inc.	1,429,424
25,337	Consolidated Edison, Inc.	1,393,788
18,697	DTE Energy Co.	1,423,216
26,011	Edison International	1,434,246
19,926	Entergy Corp.	1,502,819
40,163	Exelon Corp.	1,479,203
43,174	FirstEnergy Corp.	1,460,145
20,357	National Grid PLC, ADR (United Kingdom)	1,521,279
14,691	NextEra Energy, Inc.	1,430,316
31,306	Northeast Utilities	1,421,292
53,353	Pepco Holdings, Inc.	1,477,878
32,326	PG&E Corp.	1,482,794
26,646	Pinnacle West Capital Corp.	1,476,721
42,589	PPL Corp.	1,494,448
37,012	Public Service Enterprise Group, Inc.	1,441,987
27,681	SCANA Corp.	1,439,412
32,581	Southern Co.	1,426,396
		27,643,383

	Total Common Stocks - 83.9%
	(Cost $114,577,195)	122,630,547

	Preferred Stocks - 2.8%
	Basic Materials - 0.9%
102,969	Braskem SA, ADR (Brazil)(a)	1,339,626

	Communications - 0.9%
67,236	Telefonica Brasil SA, ADR (Brazil)	1,352,116

	Financial - 1.0%
25,349	BanColombia SA, ADR (Colombia)(a)	1,412,700

	Total Preferred Stocks - 2.8%
	(Cost $4,341,813)	4,104,442

	Master Limited Partnerships - 13.0%
	Energy - 13.0%
23,894	Access Midstream Partners, LP	1,505,083
18,658	Buckeye Partners, LP	1,463,907
43,126	El Paso Pipeline Partners, LP	1,476,634
30,763	Energy Transfer Equity, LP	1,567,682
19,603	Enterprise Products Partners, LP	1,466,696
19,113	Kinder Morgan Energy Partners, LP	1,453,544
19,101	Magellan Midstream Partners, LP	1,563,990
25,426	ONEOK Partners, LP	1,400,973
25,169	Plains All American Pipeline, LP	1,421,293
52,156	Plains GP Holdings, LP	1,439,506
25,584	Spectra Energy Partners, LP	1,341,881
15,555	Sunoco Logistics Partners, LP	1,431,060
27,617	Williams Partners, LP	1,466,739
	(Cost $15,330,488)	18,998,988

	Total Long-Term Investments - 99.7%
	(Cost $134,249,496)	145,733,977

	Investments of Collateral for Securities Loaned - 4.4%
6,344,256	BNY Mellon Securities Lending Overnight Fund, 0.1251%(b) (c)	6,344,256
	(Cost $6,344,256)

	Total Investments - 104.1%
	(Cost $140,593,752)	152,078,233
	Liabilities in excess of Other Assets - (4.1%)	(5,928,957)
	Net Assets - 100.0%	$ 146,149,276

ADR - American Depositary Receipt
ASA - Stock Company
LP - Limited Partnership
NV - Publicly Traded Company
OJSC - Open Joint Stock Company
PLC - Public Limited Company
PT - Limited Liability Company
REIT - Real Estate Investment Trust
SA - Corporation

(a)	Security, or portion thereof, was on loan at May 31, 2014.

(b)	At May 31, 2014, the total market value of the Fund's securities on loan was $6,183,730 and the total market value of the collateral held by the Fund was $6,344,256.

(c)	Interest rate shown reflects yield as of May 31, 2014.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended February 28, 2014.

% of Long-Term
Country Breakdown	Investments
United States	67.2%
United Kingdom	7.0%
China	4.0%
South Korea	2.9%
Brazil	2.8%
Taiwan	2.0%
Canada	2.0%
Russia	1.1%
Indonesia	1.1%
Netherlands	1.0%
Japan	1.0%
Chile	1.0%
Bermuda	1.0%
Norway	1.0%
South Africa	1.0%
France	1.0%
Australia	1.0%
Colombia	1.0%
Luxembourg	0.9%

Subject to change daily.

At May 31, 2014, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 141,374,714	$ 13,972,391	$ (3,268,872)	$ 10,703,519

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”).  Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of U.S. business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and the Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the GFIA, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value”.  Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Fund's investments at May 31, 2014:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$ 122,631	$ -	$ -	$ 122,631
Preferred Stocks	4,104	-		4,104
Master Limited Partnerships	18,999	-	-	18,999
Investments of Collateral for Securities Loaned	6,344	-	-	6,344
Total	$ 152,078	$ -	$ -	$ 152,078

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board of Trustees. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

During the nine months ended May 31, 2014, there were no transfers between levels.

NFO Guggenheim Insider Sentiment ETF
Portfolio of Investments
May 31, 2014 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.8%
	Common Stocks - 96.4%
	Basic Materials - 6.1%
159,869	Alcoa, Inc.	$2,175,817
17,688	Ecolab, Inc.	1,931,353
143,185	Ferro Corp.(a)	1,832,768
57,045	Freeport-McMoRan Copper & Gold, Inc.	1,942,382
72,148	Olin Corp.	1,966,033
45,218	RPM International, Inc.	1,947,539
		11,795,892

	Communications - 8.7%
43,245	AOL, Inc.(a)	1,568,929
233,906	Calix, Inc.(a)	1,908,673
98,394	Corning, Inc.	2,095,792
281,978	Entravision Communications Corp.	1,511,402
25,546	Expedia, Inc.	1,872,522
73,496	Liquidity Services, Inc.(a) (b)	1,130,368
29,163	Motorola Solutions, Inc.	1,966,169
92,598	Perficient, Inc.(a)	1,633,429
39,187	Ubiquiti Networks, Inc.(a) (b)	1,369,978
48,974	Yahoo!, Inc.(a)	1,696,949
		16,754,211

	Consumer, Cyclical - 11.9%
3,556	AutoZone, Inc.(a)	1,893,570
28,679	Bally Technologies, Inc.(a)	1,692,061
55,711	Delta Air Lines, Inc.	2,223,426
39,795	Fastenal Co.	1,940,006
51,559	General Motors Co.	1,782,910
22,078	Genuine Parts Co.	1,905,994
26,694	G-III Apparel(a)	1,957,204
19,543	Michael Kors Holdings Ltd. (British Virgin Islands)(a)	1,844,468
393,966	Office Depot, Inc.(a)	2,017,106
33,486	Oshkosh Corp.	1,809,918
27,129	Starbucks Corp.	1,986,928
74,573	Texas Roadhouse, Inc.	1,885,206
		22,938,797

	Consumer, Non-cyclical - 15.1%
61,923	Adt Corp.	1,993,921
121,887	Albany Molecular Research, Inc.(a)	1,924,596
67,872	Aramark	1,790,463
11,853	Celgene Corp.(a)	1,813,865
32,547	Eli Lilly & Co.	1,948,263
19,592	Forest Laboratories, Inc.(a)	1,856,930
27,012	Global Payments, Inc.	1,851,943
29,192	Herbalife Ltd. (Cayman Islands) (b)	1,892,517
15,351	IDEXX Laboratories, Inc.(a)	1,972,296
29,197	Ingredion, Inc.	2,223,352
86,819	K12, Inc.(a)	1,993,364
17,499	Keurig Green Mountain, Inc.	1,973,537
23,322	Mead Johnson Nutrition Co.	2,086,619
23,588	Moody's Corp.	2,017,718
54,940	On Assignment, Inc.(a)	1,936,635
		29,276,019

	Energy - 8.8%
144,790	Alon USA Energy, Inc.	2,164,610
75,861	Chesapeake Energy Corp.	2,178,728
16,902	Chevron Corp.	2,075,397
19,265	EQT Corp.	2,059,043
403,837	Hercules Offshore, Inc.(a)	1,833,420
47,646	Murphy USA, Inc.(a)	2,424,228
65,486	Sanchez Energy Corp.(a) (b)	2,254,683
37,388	Tesoro Corp.	2,101,206
		17,091,315

	Financial - 20.9%
104,281	AG Mortgage Investment Trust, Inc., REIT	1,981,339
66,797	Altisource Residential Corp., REIT	1,862,968
57,847	American Assets Trust, Inc., REIT	1,984,152
85,404	American Capital Agency Corp., REIT	2,026,637
6,297	BlackRock, Inc.	1,919,955
149,026	Capstead Mortgage Corp., REIT	1,962,673
218,081	CYS Investments, Inc., REIT	2,015,069
98,144	Employers Holdings, Inc.	2,063,968
87,131	Fifth Third Bancorp	1,802,740
67,827	Glacier Bancorp, Inc.	1,781,815
79,049	Healthcare Realty Trust, Inc., REIT	1,970,692
91,897	Home Loan Servicing Solutions Ltd. (Cayman Islands)	2,049,303
33,256	JPMorgan Chase & Co.	1,848,036
144,790	KeyCorp	1,982,175
37,824	Lincoln National Corp.	1,814,039
31,304	Macerich Co., REIT	2,067,316
30,340	MarketAxess Holdings, Inc.	1,618,639
31,574	Navigators Group, Inc.(a)	1,967,376
44,915	Ryman Hospitality Properties, Inc., REIT	2,071,929
25,447	Sovran Self Storage, Inc., REIT	1,954,330
30,503	UMB Financial Corp.	1,683,766
		40,428,917

	Industrial - 12.9%
36,638	AGCO Corp.	1,976,986
35,852	Allegion PLC (Ireland)	1,878,286
41,306	Fortune Brands Home & Security, Inc.	1,651,414
74,599	General Electric Co.	1,998,507
20,437	Honeywell International, Inc.	1,903,707
44,609	ITT Corp.	1,948,521
82,452	Masco Corp.	1,756,228
22,334	Pall Corp.	1,892,583
15,866	Parker Hannifin Corp.	1,986,899
26,037	Power Solutions International, Inc.(a)	2,030,626
64,914	Rexnord Corp.(a)	1,659,851
77,095	Roadrunner Transportation Systems, Inc.(a)	2,013,721
26,460	Trinity Industries, Inc.	2,289,584
		24,986,913

	Technology - 8.7%
125,204	Cadence Design Systems, Inc.(a)	2,089,655
44,841	Envestnet, Inc.(a)	1,817,854
56,397	iGATE Corp.(a)	1,966,563
46,255	Lexmark International, Inc., Class A	2,016,256
121,429	Logitech International SA (Switzerland) (b)	1,584,648
293,535	Silicon Image, Inc.(a)	1,535,188
89,173	Tessera Technologies, Inc.	2,005,501
63,422	VeriFone Systems, Inc.(a)	2,080,876
18,813	VMware, Inc., Class A(a)	1,815,455
		16,911,996

	Utilities - 3.3%
63,881	Exelon Corp.	2,352,737
42,512	NorthWestern Corp.	2,040,576
39,249	SCANA Corp.	2,040,948
		6,434,261

	Total Common Stocks - 96.4%
	(Cost $169,739,514)	186,618,321

	Master Limited Partnerships - 3.3%
	Consumer, Cyclical - 1.0%
37,264	Cedar Fair, LP	1,938,846

	Energy - 2.3%
34,532	Genesis Energy, LP	1,968,324
40,951	Phillips 66 Partners, LP	2,479,583
		4,447,907

	Total Master Limited Partnerships - 3.3%
	(Cost $5,061,190)	6,386,753

	Exchange Traded Fund - 0.1%
2,300	iShares Core S&P Small-Capital ETF	246,790
	(Cost $254,438)

	Total Long-Term Investments - 99.8%
	(Cost $175,055,142)	193,251,864

	Investments of Collateral for Securities Loaned - 3.9%
7,467,936	BNY Mellon Securities Lending Overnight Fund, 0.1251%(c) (d)	7,467,936
	(Cost $7,467,936)

	Total Investments - 103.7%
	(Cost $182,523,078)	200,719,800
	Liabilities in excess of Other Assets - (3.7%)	(7,179,107)
	Net Assets - 100.0%	$ 193,540,693

LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation
S&P - Standard & Poor's

(a)	Non-income producing security.

(b)	Security, or portion thereof, was on loan at May 31, 2014.

(c)
At May 31, 2014, the total market value of the Fund's securities on loan was $7,457,924 and the total market value of collateral held by the Fund was $7,641,957, consisting of cash collateral of $7,467,936 and U.S. Government and Agency securities valued at $174,021.

(d)	Interest rate shown reflects yield as of May 31, 2014.

Securities are classified by sectors that represent broad groupings of related industries.

% of Long-Term
Country Breakdown	Investments
United States	95.2%
Cayman Islands	2.0%
Ireland	1.0%
British Virgin Islands	1.0%
Switzerland	0.8%

Subject to change daily.

See previously submitted notes to financial statements for the period ended February 28, 2014.

At May 31, 2014, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 182,703,996	$ 23,346,889	$ (5,331,085)	$ 18,015,804

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”).  Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and the Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the GFIA, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.
                 The Fund did not have any Level 3 securities at May 31, 2014.

The following table summarizes the inputs used to value the Fund's investments at May 31, 2014:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$ 186,618	$ -	$ -	$ 186,618
Master Limited Partnerships	6,387	-	-	6,387
Exchange Traded Fund	247			247
Investments of Collateral for Securities Loaned	7,468	-	-	7,468
Total	$ 200,720	$ -	$ -	$ 200,720

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board of Trustees. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

During the nine months ended May 31, 2014, there were no transfers between levels.

CZA Guggenheim Mid-Cap Core ETF
Portfolio of Investments
May 31, 2014 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.8%
	Common Stocks - 93.6%
	Basic Materials - 6.5%
$ 11,683	Cabot Corp.	$ 660,674
28,068	Celanese Corp., Series A	1,759,863
14,006	Reliance Steel & Aluminum Co.	1,007,732
23,955	RPM International, Inc.	1,031,742
9,020	Sensient Technologies Corp.	494,296
15,162	Valspar Corp.	1,131,995
23,911	Westlake Chemical Corp.	1,933,204
		8,019,506

	Communications - 4.5%
28,272	Amdocs Ltd. (Channel Islands)	1,360,449
30,258	CDW Corp.	889,888
33,691	Commscope Holding Co., Inc.(a)	890,790
83,325	Liberty Interactive Corp., Class A(a)	2,427,257
		5,568,384

	Consumer, Cyclical - 5.0%
22,697	Copart, Inc.(a)	807,333
27,612	Ingram Micro, Inc., Class A(a)	766,785
14,985	Oshkosh Corp.	809,939
15,787	Ralph Lauren Corp.	2,422,989
24,153	Tim Hortons, Inc. (Canada)	1,309,334
		6,116,380

	Consumer, Non-cyclical - 16.1%
41,292	Aramark	1,089,283
37,243	CareFusion Corp.(a)	1,598,842
21,807	Equifax, Inc.	1,543,717
14,694	Fleetcor Technologies, Inc.(a)	1,857,469
41,063	Genpact Ltd. (Bermuda)(a)	691,912
21,781	Hillshire Brands Co.	1,160,492
13,066	Ingredion, Inc.	994,976
14,211	Manpowergroup, Inc.	1,165,018
35,199	Mead Johnson Nutrition Co.	3,149,254
20,791	Pinnacle Foods, Inc.	650,966
30,339	SEI Investments Co.	999,063
37,786	Service Corp. International	756,476
12,503	Towers Watson & Co., Class A	1,406,712
88,370	Zoetis, Inc.	2,712,959
		19,777,139

	Financial - 27.8%
20,675	AerCap Holdings NV (Netherlands)(a)	974,620
18,753	American Campus Communities, Inc., REIT	728,367
15,888	American Financial Group, Inc.	927,541
23,660	Arthur J Gallagher & Co.	1,084,338
19,897	Axis Capital Holdings Ltd. (Bermuda)	915,063
12,232	BOK Financial Corp.	767,925
40,640	Brixmor Property Group, Inc., REIT	883,920
25,854	Brown & Brown, Inc.	780,532
60,360	CBRE Group, Inc., Class A(a)	1,801,142
34,848	CIT Group, Inc.	1,550,039
48,306	CNA Financial Corp.	1,940,935
13,868	Credicorp Ltd. (Bermuda)	2,166,875
4,065	Credit Acceptance Corp.(a)	530,889
25,339	Douglas Emmett, Inc., REIT	719,374
58,801	Duke Realty Corp., REIT	1,040,778
25,675	East West Bancorp, Inc.	859,599
14,988	Equity Lifestyle Properties, Inc., REIT	655,575
8,160	Erie Indemnity Co., Class A	617,957
62,576	First Niagara Financial Group, Inc.	538,779
119,100	Grupo Financiero Santander Mexico SAB de CV, ADR (Mexico)	1,595,940
17,655	HCC Insurance Holdings, Inc.	829,432
159,022	KeyCorp	2,177,011
2,453	Markel Corp.(a)	1,570,460
52,085	Principal Financial Group, Inc.	2,436,015
22,678	Rayonier, Inc., REIT	1,079,473
245,658	Regions Financial Corp.	2,503,255
61,579	Santander Consumer USA Holdings, Inc.	1,210,027
31,988	Willis Group Holdings PLC (Ireland)	1,341,577
		34,227,438

	Industrial - 16.4%
17,795	AECOM Technology Corp.(a)	571,931
44,033	AMETEK, Inc.	2,337,272
11,338	Carlisle Cos., Inc.	962,143
10,544	Crane Co.	781,416
24,680	Crown Holdings, Inc.(a)	1,205,618
7,643	FEI Co.	637,808
17,502	Foster Wheeler AG (Switzerland)	592,618
9,629	Genesee & Wyoming, Inc., Class A(a)	937,383
26,142	Gentex Corp.	756,027
10,977	Graco, Inc.	801,102
17,644	Hexcel Corp.(a)	724,286
50,332	Ingersoll-Rand PLC (Ireland)	3,010,860
16,465	ITT Corp.	719,191
8,234	Moog, Inc., Class A(a)	593,342
19,986	Progressive Waste Solutions Ltd. (Canada)	517,637
13,007	Rock-Tenn Co., Class A	1,314,097
10,467	Snap-On, Inc.	1,227,465
25,485	Spirit AeroSystems Holdings, Inc., Class A(a)	826,988
6,752	Teledyne Technologies, Inc.(a)	639,887
21,978	Waste Connections, Inc.	1,001,538
		20,158,609

	Technology - 13.3%
16,401	ANSYS, Inc.(a)	1,204,653
34,239	Check Point Software Technologies Ltd. (Israel)(a)	2,207,731
26,171	Computer Sciences Corp.	1,645,894
51,832	Fidelity National Information Services, Inc.	2,806,703
45,409	Fiserv, Inc.(a)	2,729,535
78,726	ON Semiconductor Corp.(a)	684,129
12,439	Solera Holdings, Inc.	811,645
15,321	SS&C Technologies Holdings, Inc.(a)	653,441
27,978	Synopsys, Inc.(a)	1,076,873
210,978	Xerox Corp.	2,605,578
		16,426,182

	Utilities - 4.0%
31,966	American Water Works Co., Inc.	1,553,867
33,397	MDU Resources Group, Inc.	1,131,491
35,297	OGE Energy Corp.	1,296,459
20,339	UGI Corp.	989,899
		4,971,716

	Total Common Stocks - 93.6%
	(Cost $107,885,840)	115,265,354

	Master Limited Partnerships - 6.2%
	Consumer, Cyclical - 0.6%
16,435	AmeriGas Partners, LP	778,690

	Energy - 2.7%
10,589	Alliance Holdings GP, LP	680,873
6,556	Alliance Resource Partners, LP	596,268
42,717	Boardwalk Pipeline Partners, LP	747,120
38,355	El Paso Pipeline Partners, LP	1,313,275
		3,337,536

	Financial - 2.0%
22,473	Lazard Ltd.-CL A, Class A (Bermuda)	1,134,887
26,778	Oaktree Capital Group LLC	1,338,364
		2,473,251

	Utilities - 0.9%
26,483	Brookfield Infrastructure Partners, LP (Bermuda)	1,077,329

	Total Master Limited Partnerships - 6.2%
	(Cost $6,815,102)	7,666,806

	Total Investments - 99.8%
	(Cost $114,700,942)	122,932,160
	Other Assets in excess of Liabilities - 0.2%	278,766
	Net Assets - 100.0%	$ 123,210,926

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SAB de CV - Publicly Traded Company

(a)	Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended February 28, 2014.
% of Long-Term
Country Breakdown	Investments
United States	84.6%
Bermuda	4.9%
Ireland	3.5%
Israel	1.8%
Canada	1.5%
Mexico	1.3%
Channel Islands	1.1%
Netherlands	0.8%
Switzerland	0.5%

Subject to change daily.

At May 31, 2014, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 114,803,890	$ 10,384,663	$ (2,256,393)	$ 8,128,270

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”).  Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of U.S. business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and the Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the GFIA, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Fund's investments at May 31, 2014:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$ 115,265	$ -	$ -	$ 115,265
Master Limited Partnerships	7,667	-	-	7,667
Total	$ 122,932	$ -	$ -	$ 122,932

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board of Trustees. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

During the nine months ended May 31, 2014, there were no transfers between levels.

CVY Guggenheim Multi-Asset Income ETF
Portfolio of Investments
May 31, 2014 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 98.7%
	Convertible Preferred Stocks - 2.0%
	Basic Materials - 0.4%
352,904	Cliffs Natural Resources, Inc., 7.00%(a)	$6,087,594

	Financial - 1.6%
6,688	Bank of America Corp., Series L, 7.25%(b)	7,959,121
11,043	Wells Fargo & Co., Series L, 7.50%(b)	13,604,976
		21,564,097

	Total Convertible Preferred Stocks - 2.0%
	(Cost $27,473,192)	27,651,691

	Common Stocks - 71.8%
	Basic Materials - 6.2%
141,864	Agrium, Inc. (Canada)	12,752,155
2,811,182	Cia Siderurgica Nacional SA, ADR (Brazil)(a)	10,907,386
395,466	Freeport-McMoRan Copper & Gold, Inc.	13,465,617
153,700	Innophos Holdings, Inc.	8,069,250
498,432	Olin Corp.	13,582,272
130,352	Potash Corp. of Saskatchewan, Inc. (Canada)	4,734,385
279,680	Schweitzer-Mauduit International, Inc.	11,657,062
390,383	Teck Resources Ltd., Class B (Canada)	8,709,445
		83,877,572

	Communications - 4.7%
593,398	Cisco Systems, Inc.	14,609,459
386,752	CTC Media, Inc.	3,933,268
746,971	Mobile Telesystems OJSC, ADR (Russia)	13,811,494
2,832,304	Oi SA, ADR (Brazil)	2,388,765
282,979	Orange SA, ADR (France)	4,541,813
224,701	Rogers Communications, Inc., Class B (Canada)(a)	9,089,155
123,230	TELUS Corp. (Canada)	4,654,397
315,069	Vodafone Group PLC, ADR (United Kingdom)	11,030,566
		64,058,917

	Consumer, Cyclical - 4.9%
299,705	Cinemark Holdings, Inc.	9,446,702
43,198	Cracker Barrel Old Country Store, Inc.	4,343,559
855,412	Ford Motor Co.	14,062,973
79,036	Hasbro, Inc.	4,244,233
118,739	Mattel, Inc.	4,610,636
44,696	McDonald's Corp.	4,533,515
432,825	MDC Holdings, Inc.(a)	12,383,123
229,306	Target Corp.	13,015,409
		66,640,150

	Consumer, Non-cyclical - 10.5%
170,369	AbbVie, Inc.	9,256,148
303,917	ConAgra Foods, Inc.	9,816,519
164,605	Dr Pepper Snapple Group, Inc.	9,497,709
147,709	Eli Lilly & Co.	8,841,861
172,633	General Mills, Inc.	9,482,731
143,917	KAR Auction Services, Inc.	4,395,225
142,053	Kellogg Co.	9,798,816
154,544	Merck & Co., Inc.	8,941,916
406,353	Pfizer, Inc.	12,040,239
55,285	Procter & Gamble Co.	4,466,475
541,351	Rent-A-Center, Inc.(a)	15,136,174
77,236	Scotts Miracle-Gro Co., Class A	4,630,298
239,345	Sysco Corp.	8,982,618
167,479	Tupperware Brands Corp.	14,021,342
803,913	Western Union Co.	12,999,273
		142,307,344

	Energy - 9.5%
295,585	Baytex Energy Corp. (Canada)(a)	12,349,541
255,742	BP PLC, ADR (United Kingdom)	12,902,184
112,697	Chevron Corp.	13,838,065
68,330	China Petroleum & Chemical Corp., ADR (China)	6,170,199
129,909	ConocoPhillips	10,384,926
372,950	Ecopetrol SA, ADR (Colombia)(a)	13,616,405
54,452	Enerplus Corp. (Canada)	1,235,516
104,792	ENI SpA, ADR (Italy)(a)	5,326,577
2,711,228	EXCO Resources, Inc.(a)	14,261,059
1,836,358	Pengrowth Energy Corp. (Canada)(a)	11,624,146
1,742,721	Penn West Petroleum Ltd. (Canada)	16,207,305
95,069	PetroChina Co. Ltd., ADR (China)(a)	11,303,704
		129,219,627

	Financial - 20.3%
647,346	Aircastle Ltd. (Bermuda)	10,862,466
585,579	American Capital Agency Corp., REIT	13,895,790
230,060	American Capital Mortgage Investment Corp., REIT	4,700,126
893,754	American Realty Capital Properties, Inc., REIT	11,091,487
130,490	Anworth Mortgage Asset Corp., REIT	704,646
151,798	Bank of Hawaii Corp.	8,464,256
337,677	Capstead Mortgage Corp., REIT	4,447,206
228,913	Community Bank System, Inc.	8,128,701
995,231	CYS Investments, Inc., REIT	9,195,934
449,071	Fifth Street Finance Corp.	4,171,869
1,452,897	First Niagara Financial Group, Inc.	12,509,443
646,683	FirstMerit Corp.	12,073,572
360,012	FNB Corp.	4,406,547
180,442	Geo Group, Inc., REIT	6,136,832
459,646	Hatteras Financial Corp., REIT	9,326,217
293,670	Hospitality Properties Trust, REIT	8,519,367
502,991	Invesco Mortgage Capital, Inc., REIT	8,933,120
702,428	Maiden Holdings Ltd. (Bermuda)	8,597,719
1,154,929	MFA Financial, Inc., REIT	9,505,066
464,850	New York Mortgage Trust, Inc., REIT(a)	3,700,206
244,479	Newcastle Investment Corp., REIT	1,178,389
896,417	Old National Bancorp	12,128,522
278,711	Old Republic International Corp.	4,765,958
610,169	Senior Housing Properties Trust, REIT	14,631,853
542,484	Starwood Property Trust, Inc., REIT	13,231,185
342,281	Sun Life Financial, Inc. (Canada)	11,586,212
1,240,149	Susquehanna Bancshares, Inc.	12,252,672
332,739	Trustmark Corp.	7,702,908
1,270,571	Two Harbors Investment Corp., REIT	13,379,113
255,328	Umpqua Holdings Corp.	4,230,785
354,885	Validus Holdings Ltd. (Bermuda)	13,247,857
88,780	Westamerica Bancorporation(a)	4,347,556
231,880	Western Asset Mortgage Capital Corp., REIT(a)	3,343,709
		275,397,289

	Industrial - 3.3%
341,920	General Electric Co.	9,160,037
40,653	Grupo Aeroportuario del Sureste SAB de CV, ADR (Mexico)	5,228,789
52,820	Lockheed Martin Corp.	8,643,993
256,595	Republic Services, Inc.	9,083,463
126,353	Sturm Ruger & Co., Inc.(a)	7,659,519
96,892	TAL International Group, Inc.(c)	4,245,807
		44,021,608

	Technology - 3.8%
397,308	CA, Inc.	11,398,766
350,922	Intel Corp.	9,587,189
345,246	Microsoft Corp.	14,134,371
255,649	Seagate Technology PLC (Ireland)	13,736,021
150,052	Silicon Motion Technology Corp., ADR (Cayman Islands)	2,489,363
		51,345,710

	Utilities - 8.6%
86,262	American Electric Power Co., Inc.	4,602,078
188,528	Atmos Energy Corp.	9,445,253
2,326,671	Cia Energetica de Minas Gerais, ADR (Brazil)(a)	16,333,230
238,164	CPFL Energia SA, ADR (Brazil)	3,827,295
284,540	Exelon Corp.	10,479,608
168,246	Great Plains Energy, Inc.	4,281,861
234,190	IDACORP, Inc.	12,840,638
95,616	Laclede Group, Inc.	4,463,355
186,799	National Grid PLC, ADR (United Kingdom)	13,959,489
97,270	Northeast Utilities	4,416,058
78,351	Pinnacle West Capital Corp.	4,342,212
272,303	Portland General Electric Co.	9,005,060
78,260	South Jersey Industries, Inc.	4,501,515
112,679	Vectren Corp.	4,493,639
98,602	Wisconsin Energy Corp.	4,488,363
144,006	Xcel Energy, Inc.	4,429,625
		115,909,279

	Total Common Stocks - 71.8%
	(Cost $943,098,300)	972,777,496

	Preferred Stocks - 4.9%
	Financial - 4.9%
292,916	Barclays Bank PLC, Series 5, 8.13% (United Kingdom)(a) (b)	7,548,445
553,594	Citigroup, Inc., Series K, 6.88%(b)	14,819,711
54,152	Citigroup, Inc., Series L, 6.88%(b)	1,414,450
400,891	Fifth Third Bancorp, Series I, 6.63%(b)	10,683,745
335,172	HSBC Holdings PLC, Series 2, 8.00% (United Kingdom)(b)	9,073,106
350,567	JPMorgan Chase & Co., Series O, 5.50%(a) (b)	8,080,569
64,884	JPMorgan Chase & Co., Series T, 6.70%(b)	1,692,824
52,210	Morgan Stanley, 6.88%(b)	1,427,944
455,778	Wells Fargo & Co., 5.85%(b)	11,859,344
	(Cost $65,030,259)	66,600,138

	Master Limited Partnerships - 10.1%
	Energy - 10.1%
134,364	Buckeye Partners, LP	10,542,199
455,668	El Paso Pipeline Partners, LP	15,602,072
474,697	Enbridge Energy Partners, LP	14,715,607
208,636	Energy Transfer Partners, LP	11,750,380
104,615	Enterprise Products Partners, LP	7,827,294
147,533	Kinder Morgan Energy Partners, LP	11,219,885
439,442	Linn Energy, LLC	12,765,790
114,606	MarkWest Energy Partners, LP	7,099,842
278,199	NuStar Energy, LP	16,141,106
160,377	ONEOK Partners, LP	8,836,773
139,343	Plains All American Pipeline, LP	7,868,699
238,158	Williams Partners, LP	12,648,571
	(Cost $118,903,723)	137,018,218

	Closed End Funds - 9.9%
537,452	AllianceBernstein Global High Income Fund, Inc.	7,798,429
191,147	Babson Capital Global Short Duration High Yield Fund(a)	4,683,101
1,005,416	BlackRock Corporate High Yield Fund, Inc.	12,356,563
33,079	Brookfield Mortgage Opportunity Income Fund, Inc.	585,498
152,436	Brookfield Total Return Fund, Inc.(a)	3,783,462
242,539	John Hancock Preferred Income Fund	4,984,176
191,072	John Hancock Preferred Income Fund II(a)	3,974,298
275,016	John Hancock Preferred Income Fund III(a)	4,933,787
940,047	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	12,671,834
263,433	Nuveen Long/Short Commodity Total Return Fund	4,257,077
237,834	Nuveen Preferred & Income Term Fund(a)	5,567,694
93,440	PIMCO Dynamic Credit Income Fund	2,225,741
458,056	PIMCO Dynamic Income Fund(a)	14,923,464
501,375	PIMCO Income Strategy Fund II(a)	5,525,152
60,646	Prudential Global Short Duration High Yield Fund, Inc.	1,083,138
356,609	Prudential Short Duration High Yield Fund, Inc.(a)	6,361,905
37,067	Stone Harbor Emerging Markets Income Fund	759,132
396,110	Templeton Emerging Markets Income Fund(a)	5,581,190
1,219,828	Templeton Global Income Fund(a)	9,770,822
579,070	Wells Fargo Advantage Global Dividend Opportunity Fund(a)	4,916,304
469,492	Wells Fargo Advantage Income Opportunities Fund(a)	4,493,038
258,725	Western Asset Global High Income Fund, Inc.(a)	3,340,140
575,562	Western Asset High Income Fund II, Inc.	5,404,527
190,585	Western Asset High Yield Defined Opportunity Fund, Inc.(a)	3,373,355
	(Cost $130,534,945)	133,353,827

	Total Long-Term Investments - 98.7%
	(Cost $1,285,040,419)	1,337,401,370

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 6.2%
84,131,168	BNY Mellon Securities Lending Overnight Fund, 0.1251%(d) (e)	84,131,168
	(Cost $84,131,168)

	Total Investments - 104.9%
	(Cost $1,369,171,587)	1,421,532,538
	Liabilities in excess of Other Assets - (4.9%)	(66,638,278)
	Net Assets - 100.0%	$ 1,354,894,260

ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
OJSC - Open Joint Stock Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation
SpA - Limited Share Company
SAB de CV - Publicly Traded Company

(a)	Security, or portion thereof, was on loan at May 31, 2014.
(b)	Perpetual maturity.
(c)	Non-income producing security.
(d)
At May 31, 2014, the total market value of the Fund's securities on loan was $81,373,905 and the total market value of the collateral held by the Fund was $84,231,520, consisting of cash collateral of $84,131,168 and U.S. Government and Agency securities valued at $100,352.

(e)	Interest rate shown reflects yield as of May 31, 2014.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended February 28, 2014.

Country Breakdown	% of Long-Term Investments
United States	78.3%
Canada	7.0%
United Kingdom	4.1%
Brazil	2.5%
Bermuda	2.5%
China	1.3%
Russia	1.0%
Ireland	1.0%
Columbia	1.0%
Italy	0.4%
Mexico	0.4%
France	0.3%
Cayman Islands	0.2%

Subject to change daily.

At May 31, 2014, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 1,380,349,286	$ 75,974,375	$ (34,791,123)	$ 41,183,252

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”).  Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of U.S. business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and the Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Fund's investments at May 31, 2014:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Convertible Preferred Stocks	$ 27,652	$ -	$ -	$ 27,652
Common Stocks	972,777	-	-	972,777
Preferred Stocks	66,600	-	-	66,600
Master Limited Partnerships	137,018	-	-	137,018
Closed End Funds	133,354	-	-	133,354
Investments of Collateral for Securities Loaned	84,131	-	-	84,131
Total	$ 1,421,532	$ -	$ -	$ 1,421,532

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board of Trustees. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

During the nine months ended May 31, 2014, there were no transfers between levels.

RYJ Guggenheim Raymond James SB-1 Equity ETF
Portfolio of Investments
May 31, 2014 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 100.0%
	Common Stocks - 97.9%
	Basic Materials - 0.7%
15,435	Praxair, Inc.	$2,041,125

	Communications - 11.0%
67,918	ARRIS Group, Inc.(a)	2,248,765
218,960	Brightcove, Inc.(a)	2,073,551
39,230	Comcast Corp., Class A	2,047,806
36,520	Ctrip.com International Ltd., ADR (Cayman Islands)(a)	2,023,939
66,373	DigitalGlobe, Inc.(a)	2,015,084
10,347	Equinix, Inc.(a)	2,056,466
84,075	Finisar Corp.(a)	1,996,781
64,523	HomeAway, Inc.(a)	1,987,309
267,877	Iridium Communications, Inc.(a)	2,121,586
102,547	KVH Industries, Inc.(a)	1,392,588
151,007	Premiere Global Services, Inc.(a)	1,964,601
1,711	Priceline Group, Inc.(a)	2,187,736
224,325	RF Micro Devices, Inc.(a)	2,110,898
19,977	SBA Communications Corp., Class A(a)	2,027,666
62,174	Ubiquiti Networks, Inc.(a)	2,173,603
48,658	Webmd Health Corp.(a)	2,082,562
		32,510,941

	Consumer, Cyclical - 22.0%
16,434	Advance Auto Parts, Inc.	2,040,610
3,766	AutoZone, Inc.(a)	2,005,395
33,013	Bed Bath & Beyond, Inc.(a)	2,008,841
95,289	Bloomin' Brands, Inc.(a)	1,985,823
259,927	Callaway Golf Co.	2,084,615
309,913	Carrols Restaurant Group, Inc.(a)	2,178,688
66,925	Cinemark Holdings, Inc.	2,109,476
14,878	Copa Holdings SA, Class A (Panama)	2,126,513
64,401	Culp, Inc.	1,187,554
25,570	DineEquity, Inc.	2,030,002
195,197	Dixie Group, Inc.(a)	2,293,565
40,309	Dollar Tree, Inc.(a)	2,137,586
86,161	Ethan Allen Interiors, Inc.	2,019,614
54,445	Fiesta Restaurant Group, Inc.(a)	2,192,500
27,944	Harley-Davidson, Inc.	1,990,731
19,033	Harman International Industries, Inc.	1,999,036
76,478	Ingram Micro, Inc., Class A(a)	2,123,794
61,397	iRobot Corp.(a) (b)	2,169,156
83,240	La-Z-Boy, Inc.	2,032,721
102,463	Malibu Boats, Inc., Class A(a)	2,030,817
69,035	Newell Rubbermaid, Inc.	2,021,345
13,754	O'Reilly Automotive, Inc.(a)	2,034,904
116,575	Pier 1 Imports, Inc.	2,052,886
15,766	Polaris Industries, Inc.	2,032,553
28,056	Red Robin Gourmet Burgers(a)	2,022,276
103,784	Regal Entertainment Group, Class A	2,024,826
108,830	Select Comfort Corp.(a)	2,017,708
124,965	Steelcase, Inc., Class A	2,048,176
37,766	Tempur Sealy International(a)	2,075,619
82,694	Texas Roadhouse, Inc.	2,090,504
58,799	Toll Brothers, Inc.(a)	2,129,700
106,191	WCI Communities, Inc.(a)	1,966,657
		65,264,191

	Consumer, Non-cyclical - 8.4%
57,228	Alere, Inc.(a)	2,047,046
87,394	Capital Senior Living Corp.(a)	2,074,734
46,858	CareFusion Corp.(a)	2,011,614
118,496	Carriage Services, Inc.	2,176,771
28,170	Covidien PLC (Ireland)	2,059,509
10,992	McKesson Corp.	2,084,523
143,785	Merit Medical Systems, Inc.(a)	2,017,303
110,743	Paylocity Holding Corp.(a)	2,156,166
39,779	Quintiles Transnational Holdings, Inc.(a)	2,027,933
104,755	Service Corp. International	2,097,195
25,920	UnitedHealth Group, Inc.	2,064,010
92,193	Xoom Corp.(a)	2,046,685
		24,863,489

	Energy - 5.4%
32,246	Antero Resources Corp.(a)	1,983,129
28,930	Baker Hughes, Inc.	2,040,143
31,564	Cameron International Corp.(a)	2,018,518
16,224	Chevron Corp.	1,992,145
92,151	Energy XXI Bermuda Ltd. (Bermuda)	1,976,639
31,889	Halliburton Co.	2,061,305
73,332	LinnCo, LLC	2,040,096
60,951	Superior Energy Services, Inc.	2,022,964
		16,134,939

	Financial - 23.5%
34,482	Allstate Corp.	2,008,921
110,927	American Residential Properties, Inc., REIT(a)	2,029,964
22,793	American Tower Corp., REIT	2,042,937
35,205	Bank of The Ozarks, Inc.	2,078,503
42,997	Citigroup, Inc.	2,045,367
141,364	CM Finance, Inc.	1,976,269
13,558	ConnectOne Bancorp, Inc.(a)	651,597
26,311	Crown Castle International Corp., REIT	2,018,843
91,774	CyrusOne, Inc., REIT	2,099,789
107,839	EverBank Financial Corp.	2,054,333
116,711	Fidus Investment Corp.(b)	2,145,148
100,185	Health Insurance Innovations, Inc., Class A(a) (b)	1,007,861
37,222	JPMorgan Chase & Co.	2,068,427
169,365	Lakeland Bancorp, Inc.	1,758,009
56,505	Lakeland Financial Corp.	2,044,351
41,906	Lincoln National Corp.	2,009,812
122,013	Manning & Napier, Inc.	2,085,202
46,667	Meta Financial Group, Inc.	1,748,612
55,495	NASDAQ OMX Group, Inc.	2,103,261
132,791	New York Community Bancorp, Inc.(b)	2,029,046
78,994	Peoples Bancorp, Inc.	1,943,252
75,560	PrivateBancorp, Inc.	2,018,208
24,842	Prudential Financial, Inc.	2,041,019
199,449	Regions Financial Corp.	2,032,385
39,236	Silvercrest Asset Management Group, Inc., Class A	683,099
35,647	South State Corp.(a)	2,098,539
26,440	Sovran Self Storage, Inc., REIT	2,030,592
18,924	SVB Financial Group(a)	1,995,536
151,688	Talmer Bancorp, Inc., Class A(a)	2,058,406
88,624	Trico Bancshares	2,028,603
130,723	United Community Banks, Inc.	2,005,291
48,882	US Bancorp	2,062,332
97,502	VantageSouth Bancshares, Inc.(a) (b)	593,787
40,556	Wells Fargo & Co.	2,059,434
66,593	Weyerhaeuser Co., REIT	2,092,352
46,405	Wintrust Financial Corp.	2,022,330
106,599	Yadkin Financial Corp.(a)	2,009,391
		69,780,808

	Industrial - 12.1%
108,361	Advanced Energy Industries, Inc.(a)	2,120,625
109,778	Applied Optoelectronics, Inc.(a)	2,350,347
49,373	ArcBest Corp.	2,111,683
120,050	Control4 Corp.(a) (b)	2,037,248
107,723	Covanta Holding Corp.	2,056,432
14,487	FedEx Corp.	2,088,446
59,616	FLIR Systems, Inc.	2,081,195
21,001	Genesee & Wyoming, Inc., Class A(a)	2,044,447
44,478	Hub Group, Inc., Class A(a)	2,091,800
88,005	Knight Transportation, Inc.	2,144,682
89,213	Marten Transport Ltd.	2,149,141
96,385	Masco Corp.	2,053,001
242,410	PGT, Inc.(a)	2,087,150
77,928	Progressive Waste Solutions Ltd. (Canada)	2,018,335
24,367	Ryder System, Inc.	2,114,812
89,134	Swift Transportation Co.(a)	2,206,958
10,318	Union Pacific Corp.	2,056,068
		35,812,370

	Technology - 14.1%
61,043	Altera Corp.	2,022,355
39,244	Analog Devices, Inc.	2,055,601
230,221	Applied Micro Circuits Corp.(a)	2,071,989
59,687	Benefitfocus, Inc.(a) (b)	2,210,806
68,193	Bottomline Technologies de, Inc.(a)	1,965,322
76,334	EMC Corp.	2,027,431
78,109	International Rectifier Corp.(a)	2,094,883
26,003	Intuit, Inc.	2,061,778
60,640	Maxim Integrated Products, Inc.	2,076,920
74,636	Micron Technology, Inc.(a)	2,133,843
85,611	Microsemi Corp.(a)	2,082,916
110,440	NVIDIA Corp.	2,098,360
33,347	NXP Semiconductor NV (Netherlands)(a)	2,070,849
40,136	salesforce.com, Inc.(a)	2,112,358
21,726	SanDisk Corp.	2,099,383
41,646	ServiceNow, Inc.(a)	2,178,502
48,822	Skyworks Solutions, Inc.	2,114,481
66,090	Synchronoss Technologies, Inc.(a)	2,098,357
137,129	Tangoe, Inc.(a)	2,051,450
21,209	VMware, Inc., Class A(a)	2,046,669
		41,674,253

	Utilities - 0.7%
109,242	EnerNOC, Inc.(a)	2,096,354

	Total Common Stocks - 97.9%
	(Cost $267,032,748)	290,178,470

	Master Limited Partnerships - 2.1%
	Energy - 1.4%
27,485	Enterprise Products Partners, LP	2,056,428
90,699	Memorial Production Partners, LP	2,028,936
		4,085,364

	Financial - 0.7%
40,466	Lazard Ltd., Class A (Bermuda)	2,043,533

	Total Master Limited Partnerships - 2.1%
	(Cost $4,833,711)	6,128,897

	Total Long-Term Investments - 100%
	(Cost $271,866,549)	296,307,367

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 2.6%
7,624,953	BNY Mellon Securities Lending Overnight Fund, 0.1251%(b) (c)	$7,624,953
	(Cost $7,624,953)

	Total Investments - 102.6%
	(Cost $279,491,412)	303,932,320
	Liabilities in excess of Other Assets - (2.6%)	(7,733,780)
	Net Assets - 100.0%	$ 296,198,540

ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
NV - Publicly Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at May 31, 2014.
(b)	At May 31, 2014, the total market value of the Fund's securities on loan was $7,423,292 and the total market value of the collateral held by the Fund was $7,624,953.
(c)	Interest rate shown reflects yield as of May 31, 2014.

Securities are classified by sectors that represent broad groupings of related industries.

% of Long-Term
Country Breakdown	Investments
United States	95.2%
Bermuda	1.3%
Panama	0.7%
Netherlands	0.7%
Ireland	0.7%
Cayman Islands	0.7%
Canada	0.7%

Subject to change daily.

See previously submitted notes to financial statements for the period ended February 28, 2014.

At May 31, 2014, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 281,221,978	$ 29,735,772	$ (7,025,430)	$ 22,710,342

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”).  Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of U.S. business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and the Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the GFIA, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Fund's investments at May 31, 2014:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$ 290,178	$ -	$ -	$ 290,178
Master Limited Partnerships	6,129	-	-	6,129
Investments of Collateral for Securities Loaned	7,625	-	-	7,625
Total	$ 303,932	$ -	$ -	$ 303,932

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board of Trustees. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

During the nine months ended May 31, 2014, there were no transfers between levels.

CSD Guggenheim Spin-Off ETF
Portfolio of Investments
May 31, 2014 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.9%
	Common Stocks - 94.8%
	Basic Materials - 2.9%
$ 580,157	NovaCopper, Inc. (Canada)(a)	$ 562,753
2,057,799	Sibanye Gold Ltd., ADR (South Africa)	20,207,586
		20,770,339

	Communications - 17.6%
468,909	AMC Networks, Inc., Class A(a)	29,016,089
201,754	Liberty Media Corp.(a)	25,648,986
230,739	Lumos Networks Corp.	3,479,544
1,069,595	Starz(a)	32,729,607
347,872	TripAdvisor, Inc.(a)	33,802,722
		124,676,948

	Consumer, Cyclical - 8.4%
803,549	CST Brands, Inc.	26,573,365
275,880	Fiesta Restaurant Group, Inc.(a)	11,109,688
384,084	Marriott Vacations Worldwide Corp.(a)	21,758,359
		59,441,412

	Consumer, Non-cyclical - 22.9%
597,994	AbbVie, Inc.	32,489,014
730,395	Adt Corp.	23,518,719
565,063	Kraft Foods Group, Inc.	33,598,646
482,351	Post Holdings, Inc.(a)	24,103,080
239,187	Prothena Corp. PLC (Ireland)(a)	4,979,873
1,384,645	Whitewave Foods Co., Class A(a)	43,602,471
		162,291,803

	Energy - 16.4%
354,883	Marathon Petroleum Corp.	31,722,991
426,744	Phillips 66	36,183,624
747,841	SunCoke Energy, Inc.(a)	15,016,647
1,598,066	WPX Energy, Inc.(a)	33,847,038
		116,770,300

	Financial - 10.5%
25,256	Altisource Asset Management Corp. (U.S. Virgin Islands)(a)	24,830,689
563,484	Altisource Residential Corp., REIT	15,715,569
2,803,948	New Residential Investment Corp., REIT	17,777,030
605,598	Rouse Properties, Inc., REIT	9,883,359
413,866	Silver Bay Realty Trust Corp., REIT	6,568,054
		74,774,701

	Industrial - 15.9%
216,494	Era Group, Inc.(a)	6,325,955
1,736,065	Exelis, Inc.	29,651,990
712,036	Fortune Brands Home & Security, Inc.	28,467,199
184,290	Hyster-Yale Materials	15,495,103
880,879	Xylem, Inc.	32,856,787
		112,797,034

	Utilities - 0.2%
210,810	Genie Energy Ltd., Class B(a)	1,652,750

	Total Common Stocks - 94.8%
	(Cost $633,811,337)	673,175,287

	Master Limited Partnerships - 5.1%
	Energy - 2.6%
946,181	Atlas Resources Partners, LP	18,743,846

	Financial - 2.5%
873,583	Brookfield Property Partners, LP (Bermuda)	17,497,867

	Total Master Limited Partnerships - 5.1%
	(Cost $36,087,985)	36,241,713

	Total Long-Term Investments - 99.9%
	(Cost $669,899,322)	709,417,000

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 3.3%
23,506,519	BNY Mellon Securities Lending Overnight Fund, 0.1251%(c) (d)	23,506,519
	(Cost $23,506,519)

	Total Investments - 103.2%
	(Cost $693,405,841)	732,923,519
	Liabilities in excess of Other Assets - (3.2%)	(22,507,853)
	Net Assets - 100.0%	$ 710,415,666

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at May 31, 2014.
(c)
At May 31, 2014, the total market value of the Fund's securities on loan was $23,787,352 and the total market value of the collateral held by the Fund was $24,278,147, consisting of cash collateral of $23,506,519 and U.S. Government and Agency securities valued at $771,628.

(d)	Interest rate shown reflects yield as of May 31, 2014.

% of Long-Term
Country Breakdown	Investments
United States	90.4%
U.S. Virgin Islands	3.5%
South Africa	2.8%
Bermuda	2.5%
Ireland	0.7%
Canada	0.1%

Subject to change daily.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended February 28, 2014.

At May 31, 2014, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 693,807,986	$ 63,273,653	$ (24,158,120)	$ 39,115,533

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”).  Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of U.S. business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and the Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the GFIA, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Fund's investments at May 31, 2014:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$ 673,175	$ -	$ -	$ 673,175
Master Limited Partnerships	36,242	-	-	36,242
Investments of Collateral for Securities Loaned	23,507	-	-	23,507
Total	$ 732,924	$ -	$ -	$ 732,924

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board of Trustees. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

During the nine months ended May 31, 2014, there were no transfers between levels.

WMCR Wilshire Micro-Cap ETF
Portfolio of Investments
May 31, 2014 (unaudited)

Number
of Shares	Description	Value
	Common Stocks - 99.3%
	Basic Materials - 2.1%
8,364	Charles & Colvard Ltd. (a)	$18,652
10,764	Codexis, Inc.(a)	15,393
3,513	Friedman Industries, Inc.	28,947
33,434	General Moly, Inc.(a)	34,103
24,413	General Steel Holdings, Inc.(a)	22,094
17,917	Golden Minerals Co.(a)	10,584
185	Ikonics Corp.(a) (b)	4,812
4,333	KMG Chemicals, Inc.	69,761
10,653	Landec Corp.(a)	127,943
45,365	Midway Gold Corp. (Canada) (a)	37,653
19,800	Mines Management, Inc.(a) (b)	19,404
1,480	Northern Technologies International Corp.(a)	31,302
2,866	Oil-Dri Corp. of America	93,489
3,405	Orchids Paper Products Co.	102,661
4,642	Penford Corp.(a)	55,611
19,364	Rare Element Resources Ltd. (Canada) (a) (b)	25,173
3,323	Shiloh Industries, Inc.(a)	60,113
45,656	Silver Bull Resources, Inc.(a)	12,555
10,690	Solitario Exploration & Royalty Corp.(a)	12,828
19,586	U.S. Antimony Corp.(a)	32,904
3,326	Universal Stainless & Alloy Products, Inc.(a)	100,246
36,990	Uranerz Energy Corp.(a)	58,074
37,039	Uranium Energy Corp.(a) (b)	64,818
10,799	Uranium Resources, Inc.(a)	28,833
18,329	Verso Paper Corp.(a)	45,639
41,957	Vista Gold Corp. (Canada) (a)	16,363
5,255	Xerium Technologies, Inc.(a)	72,414
		1,202,369

	Communications - 7.4%
7,849	AH Belo Corp., Class A	92,461
19,826	Alaska Communications Systems Group, Inc. (a)	35,687
6,272	Alliance Fiber Optic Products, Inc.(b)	127,196
4,619	Alteva, Inc. (b)	33,026
4,960	Autobytel, Inc.(a)	64,480
24,036	Aviat Networks, Inc.(a)	25,478
6,361	Aware, Inc.(a)	36,449
5,983	Bridgeline Digital, Inc.(a)	4,859
1,981	Brightcove, Inc.(a)	18,760
1,278	BroadVision, Inc.(a)	12,256
5,252	Chegg, Inc. (a) (b)	29,254
6,623	Chyronhego Corp. (a)	13,643
22,787	Cinedigm Corp.(a)	55,600
7,028	Clearfield, Inc.(a)	119,476
4,531	ClearOne, Inc.(a)	44,812
2,537	Communications Systems, Inc.	28,795
1,890	Covisint Corp. (a) (b)	9,563
6,097	Crexendo, Inc. (a)	19,266
7,427	Cyan, Inc. (a) (b)	27,554
7,226	DEX Media, Inc.(a) (b)	71,682
3,968	eGain Communications Corp.(a)	26,070
15,753	Emmis Communications Corp., Class A(a)	43,951
24,672	Entravision Communications Corp., Class A	132,242
7,447	Enventis Corp.	101,726
2,165	Envivio, Inc.(a)	4,806
2,402	ePlus, Inc.(a)	136,217
8,980	FAB Universal Corp.(a) (b) (c)	15,535
12,190	FairPoint Communications, Inc.(a) (b)	171,879
2,610	Globalscape, Inc.	5,872
19,739	Gray Television, Inc. (a)	225,814
4,973	Hawaiian Telcom Holdco, Inc.(a)	138,896
3,780	HC2 Holdings, Inc.	15,309
3,730	Hemisphere Media Group, Inc. (a) (b)	42,373
10,231	Hollywood Media Corp.(a)	13,147
6,405	ID Systems, Inc.(a)	26,773
3,359	Internet Patents Corp.(a)	10,883
8,051	Inuvo, Inc.(a)	6,843
33,124	Ipass, Inc.(a)	42,730
5,780	KVH Industries, Inc.(a)	78,492
2,980	Lantronix, Inc.(a)	5,900
31,249	Lee Enterprises, Inc.(a)(b)	127,496
4,614	Lightpath Technologies, Inc., Class A(a)	6,321
13,928	Local Corp.(a)	24,374
2,977	Marin Software, Inc.(a)(b)	29,770
17,806	MeetMe, Inc.(a)(b)	36,502
8,028	Meru Networks, Inc.(a)(b)	28,740
8,878	NeoPhotonics Corp.(a)	41,371
15,981	Novatel Wireless, Inc.(a)	27,008
8,015	NTN Buzztime, Inc.(a)	4,240
6,077	Numerex Corp., Class A(a)	68,731
35,846	Oclaro, Inc.(a)	75,994
9,552	Onstream Media Corp.(a)	2,158
5,807	Onvia, Inc.(a) (b)	25,899
5,807	Optical Cable Corp.	21,341
18,966	ORBCOMM, Inc.(a)	121,003
42,791	Parkervision, Inc.(a) (b)	209,248
8,627	PC-Tel, Inc.	60,389
818	Preformed Line Products Co.	42,888
10,890	Radio One, Inc., Class D(a)	48,460
2,484	Reis, Inc.	45,830
6,776	RELM Wireless Corp.(a)	26,013
1,760	Remark Media, Inc.(a) (b)	10,701
7,520	RF Industries Ltd.	41,962
2,140	Saga Communications, Inc., Class A	98,847
6,638	Salem Communications Corp., Class A	56,689
5,923	Spanish Broadcasting System, Inc., Class A(a) (b)	35,183
5,698	Spark Networks, Inc.(a) (b)	26,040
4,287	Straight Path Communications, Inc.(a)	40,598
24,082	support.com, Inc.(a)	55,389
37,413	Sycamore Networks, Inc.(a)	21,325
4,602	Synacor, Inc.(a)	10,447
18,823	TeleCommunication Systems, Inc., Class A(a)	59,669
2,779	Tessco Technologies, Inc.	84,787
2,100	Textura Corp.(a) (b)	43,953
18,709	TheStreet, Inc.	48,456
2,890	TigerLogic Corp.(a)	3,584
29,979	Towerstream Corp.(a)	58,159
1,590	Tremor Video, Inc.(a) (b)	6,519
10,423	UniTek Global Services, Inc.(a)	6,671
10,335	US Auto Parts Network, Inc.(a)	37,309
7,264	UTStarcom Holdings Corp. (Cayman Islands) (a)	18,814
20,363	ValueVision Media, Inc., Class A(a)	90,819
9,156	Vitacost.com, Inc.(a)	60,613
23,904	Westell Technologies, Inc., Class A(a)	58,804
3,007	Wireless Telecom Group, Inc.(a)	7,367
3,918	WPCS International, Inc.(a)	2,312
1,413	YuMe, Inc.(a) (b)	7,418
10,507	Zhone Technologies, Inc.(a) (b)	32,572
36,532	Zix Corp.(a)	120,556
		4,335,094

	Consumer, Cyclical - 10.1%
1,966	Ambassadors Group, Inc. (a)	7,982
26,644	American Apparel, Inc.(a)	17,052
1,128	Ark Restaurants Corp.	25,188
3,780	Bassett Furniture Industries, Inc.	51,295
11,045	Beazer Homes USA, Inc.(a)	216,151
12,592	Black Diamond, Inc.(a)	135,742
34,417	BlueLinx Holdings, Inc.(a)	44,742
5,938	Bon-Ton Stores, Inc.	60,805
4,091	Books-A-Million, Inc.(a)	8,959
8,059	Build-A-Bear Workshop, Inc.(a)	113,310
5,414	Cache, Inc.(a)	9,637
7,518	Carrols Restaurant Group, Inc.(a)	52,852
27,290	Castle Brands, Inc.(a)	26,471
8,870	Century Casinos, Inc.(a)	54,462
4,026	Cherokee, Inc.	54,109
14,440	Christopher & Banks Corp. (a)	98,481
2,027	Chuy's Holdings, Inc.(a)	66,222
5,812	Cobra Electronics Corp.(a)	18,657
10,455	Cosi, Inc. (a) (b)	13,069
4,971	Crown Crafts, Inc.	41,458
1,612	CST Brands, Inc.	53,309
4,245	Culp, Inc.	78,278
2,337	Del Frisco's Restaurant Group, Inc.(a)	63,122
29,868	Delia*s, Inc.(a)	20,531
2,867	Delta Apparel, Inc. (a)	42,575
21,499	Destination XL Group, Inc.(a)	113,730
1,449	Digital Cinema Destinations Corp. (a) (b)	8,375
2,428	Diversified Restaurant Holdings, Inc.(a)	10,926
4,207	Dixie Group, Inc. (a)	49,432
8,545	Douglas Dynamics, Inc.	149,281
7,261	Dover Downs Gaming & Entertainment, Inc.	10,311
6,141	Dover Motorsports, Inc.(a)	16,704
4,400	Educational Development Corp.	16,720
4,779	Empire Resorts, Inc. (a) (b)	30,108
3,129	Escalade, Inc.	50,001
6,652	EveryWare Global, Inc. (a) (b)	7,317
4,572	Famous Dave's of America, Inc.(a)	146,624
2,424	Flexsteel Industries, Inc.	80,671
8,716	Forward Industries, Inc. (a)	11,679
1,637	Frisch's Restaurants, Inc.	38,158
11,461	Full House Resorts, Inc.(a)	16,962
3,802	Gaiam, Inc., Class A(a)	27,907
1,762	Gaming Partners International Corp.(a)	14,713
3,891	Gordmans Stores, Inc. (b)	16,731
6,270	Granite City Food & Brewery Ltd.(a)	9,750
4,619	Hooker Furniture Corp.	66,052
3,388	Ignite Restaurant Group, Inc.(a) (b)	52,006
2,193	Infosonics Corp.(a)	5,219
2,720	Installed Building Products, Inc.(a)	36,883
7,861	Jamba, Inc.(a)	84,191
38,322	Joe's Jeans, Inc.(a)	38,322
3,482	Johnson Outdoors, Inc., Class A	86,876
3,636	Kona Grill, Inc.(a)	71,157
4,245	Lakeland Industries, Inc.(a)	32,559
8,956	Lakes Entertainment, Inc.(a)	44,332
10,445	Libbey, Inc.(a)	281,493
4,726	Lifetime Brands, Inc.	74,245
9,912	Luby's, Inc.(a)	49,857
2,564	Malibu Boats, Inc.(a)	50,818
9,891	MarineMax, Inc.(a)	158,948
3,901	Miller Industries, Inc.	79,229
3,764	Monarch Casino & Resort, Inc.(a)	61,617
6,581	Motorcar Parts of America, Inc.(a)	156,759
9,678	MTR Gaming Group, Inc.(a)	47,422
1,390	Nathan's Famous, Inc.(a)	68,277
14,985	Nautilus, Inc.(a)	162,288
2,602	New Home Co., Inc.(a)	32,005
3,154	Norcraft Cos., Inc.(a)	52,356
10,217	PC Connection, Inc.	213,842
5,923	PCM, Inc.(a)	58,993
6,934	Pizza Inn Holdings, Inc.(a) (b)	41,951
8,003	Reading International, Inc., Class A(a)	70,506
6,433	Red Lion Hotels Corp.(a)	37,569
5,744	RG Barry Corp.	108,447
4,857	Rick's Cabaret International, Inc.(a)	50,998
3,450	Rocky Brands, Inc.	49,439
14,222	Ruth's Hospitality Group, Inc.	174,220
3,065	Skyline Corp.(a)	14,160
14,598	Spartan Motors, Inc.	72,114
21,926	Speed Commerce, Inc.(a)	79,153
7,549	Stanley Furniture Co., Inc.(a)	20,307
1,090	Strattec Security Corp.	71,940
432	Superior Uniform Group, Inc.	6,696
8,032	Supreme Industries, Inc., Class A(a)	46,666
2,649	Tandy Leather Factory, Inc.(a)	24,636
10,887	Town Sports International Holdings, Inc.	66,084
5,835	Trans World Entertainment Corp.	20,364
16,237	Tuesday Morning Corp.(a)	262,390
2,787	UCP, Inc.(a)	36,900
9,247	Unifi, Inc.(a)	215,270
6,778	Virco Manufacturing Corp.(a)	14,166
2,620	WCI Communities, Inc.(a)	48,522
6,962	West Marine, Inc.(a)	69,968
992	Winmark Corp.	65,760
		5,934,531

	Consumer, Non-cyclical - 25.4%
4,318	Aastrom Biosciences, Inc. (a) (b)	21,806
5,409	Accelerate Diagnostics, Inc. (a) (b)	128,896
11,515	AcelRx Pharmaceuticals, Inc. (a) (b)	105,938
1,769	Acme United Corp.	28,852
7,144	Acura Pharmaceuticals, Inc.(a)	7,644
4,343	Adamis Pharmaceuticals Corp. (a) (b)	24,560
5,575	Adcare Health Systems, Inc. (a) (b)	22,913
4,708	Addus HomeCare Corp.(a)	107,154
2,271	Advaxis, Inc.(a)	6,177
3,467	Aerie Pharmaceuticals, Inc.(a)	54,328
13,617	Affymax, Inc.(a)	9,532
28,392	Agenus, Inc.(a)	85,744
7,930	Alexza Pharmaceuticals, Inc.(a)	35,764
1,143	Alico, Inc.	42,851
4,969	Alimera Sciences, Inc. (a) (b)	29,665
4,995	Alliance HealthCare Services, Inc.(a)	149,450
30,803	Alphatec Holdings, Inc.(a)	46,205
4,518	Ambit Biosciences Corp.(a)	31,219
1,009	Amedica Corp.(a)	6,044
3,303	American Caresource Holdings, Inc.(a)	9,248
3,742	American Shared Hospital Services (a)	9,355
18,389	Amicus Therapeutics, Inc.(a)	43,582
21,717	Ampio Pharmaceuticals, Inc. (a) (b)	164,832
5,170	Ani Pharmaceuticals, Inc.(a)	164,665
6,059	Anika Therapeutics, Inc.(a)	283,743
7,832	Anthera Pharmaceuticals, Inc.(a)	24,201
17,093	Apricus Biosciences, Inc.(a)	40,169
2,699	Aratana Therapeutics, Inc. (a) (b)	37,948
10,097	Arca Biopharma, Inc.(a)	14,843
2,056	Argos Therapeutics, Inc. (a) (b)	16,530
21,965	Arqule, Inc.(a)	31,410
12,016	AtriCure, Inc.(a)	198,504
700	Atrion Corp.	220,780
3,093	Auspex Pharmaceuticals, Inc.(a)	65,417
5,430	Avalon Holdings Corp., Class A (a) (b)	22,317
25,271	AVEO Pharmaceuticals, Inc.(a)	28,051
4,571	AxoGen, Inc.(a)	11,519
2,964	Barrett Business Services, Inc.	139,782
10,456	Baxano Surgical, Inc.(a)	6,901
7,144	BG Medicine, Inc.(a)	7,215
1,682	BIND Therapeutics, Inc. (a) (b)	14,297
23,919	BioCryst Pharmaceuticals, Inc.(a)	238,233
8,003	Biodel, Inc. (a) (b)	17,046
14,437	BioDelivery Sciences International, Inc. (a) (b)	138,162
17,738	Biolase, Inc. (a) (b)	33,170
2,707	Biospecifics Technologies Corp.(a)	73,035
14,231	Biota Pharmaceuticals, Inc.(a)	38,281
12,000	BioTelemetry, Inc.(a)	88,080
19,946	BioTime, Inc. (a) (b)	57,644
7,137	Bovie Medical Corp. (a) (b)	34,258
12,800	BSD Medical Corp.(a)	13,312
7,971	Cadiz, Inc. (a) (b)	64,804
553	Cancer Genetics, Inc.(a)	5,663
4,240	Cara Therapeutics, Inc. (a) (b)	58,427
18,590	Cardica, Inc.(a)	17,475
4,057	Cardium Therapeutics, Inc.(a)	1,866
4,670	Care.Com, Inc. (a) (b)	50,156
7,658	Carriage Services, Inc.	140,677
3,030	CAS Medical Systems, Inc.(a)	6,424
19,518	Catalyst Pharmaceutical Partners, Inc.(a)	42,940
2,845	CCA Industries, Inc.	9,047
62,895	Cell Therapeutics, Inc. (a) (b)	184,911
2,039	Celladon Corp. (a) (b)	18,208
3,369	Cellular Dynamics International, Inc. (a) (b)	38,036
28,211	Cel-Sci Corp.(a)	31,032
7,859	Celsion Corp. (a) (b)	25,463
18,976	Ceres, Inc.(a)	12,391
28,626	Cerus Corp. (a) (b)	119,943
12,491	Cesca Therapeutics, Inc.(a)	21,360
18,263	Chelsea Therapeutics International Ltd.(a)	119,257
3,566	Chembio Diagnostics, Inc. (a) (b)	11,411
5,166	Chimerix, Inc.(a)	95,313
7,375	Chindex International, Inc.(a)	174,640
25,903	Cleveland Biolabs, Inc.(a)	15,032
2,049	Coffee Holding Co., Inc. (b)	15,531
3,661	Collectors Universe, Inc.	75,709
4,929	Columbia Laboratories, Inc. (a) (b)	32,876
4,724	CombiMatrix Corp. (a) (b)	10,582
5,519	Command Security Corp.(a)	9,934
2,955	Conatus Pharmaceuticals, Inc.(a) (b)	18,291
2,398	Concert Pharmaceuticals, Inc.(a)	21,198
33,811	Corinthian Colleges, Inc.(a)	28,300
18,259	Coronado Biosciences, Inc.(a) (b)	32,866
4,049	Craft Brew Alliance, Inc.(a)	44,580
8,974	Crimson Wine Group Ltd.(a)	79,420
10,765	Cryo-Cell International, Inc.(a)	26,374
7,072	Cumberland Pharmaceuticals, Inc.(a) (b)	32,178
6,961	Cutera, Inc.(a)	68,705
1,939	Cyanotech Corp.(a) (b)	9,404
8,776	Cyclacel Pharmaceuticals, Inc.(a) (b)	28,434
9,572	Cynosure, Inc., Class A(a)	208,478
14,276	Cytokinetics, Inc.(a)	71,237
30,837	Cytomedix, Inc.(a)	12,643
29,334	Cytori Therapeutics, Inc.(a) (b)	70,695
17,485	CytRx Corp.(a) (b)	73,087
3,975	DARA Biosciences, Inc.(a) (b)	4,730
3,779	Delcath Systems, Inc.(a) (b)	10,203
9,659	Derma Sciences, Inc.(a)	98,329
17,490	Digirad Corp.	61,740
31,731	Discovery Laboratories, Inc.(a)	59,337
2,049	Diversicare Healthcare Services, Inc.	13,462
22,834	Document Security Systems, Inc. (a) (b)	31,739
4,553	Durata Therapeutics, Inc.(a) (b)	72,484
48,516	Durect Corp.(a)	66,467
2,661	Eagle Pharmaceuticals, Inc.(a) (b)	31,533
6,053	Edgewater Technology, Inc.(a)	46,850
3,171	Egalet Corp. (a) (b)	41,984
3,186	Eleven Biotherapeutics, Inc.(a) (b)	34,409
4,011	Enanta Pharmaceuticals, Inc.(a) (b)	152,338
20,206	EnteroMedics, Inc.(a)	42,837
12,949	EntreMed, Inc.(a)	22,402
19,540	Enzo Biochem, Inc.(a)	80,309
17,372	Enzon Pharmaceuticals, Inc.	15,659
2,931	Esperion Therapeutics, Inc.(a) (b)	44,727
817	Evoke Pharma, Inc.(a) (b)	5,817
4,862	Exactech, Inc.(a)	113,236
3,792	Fate Therapeutics, Inc.(a)	26,506
13,210	Female Health Co.	77,675
6,233	Fibrocell Science, Inc.(a) (b)	18,699
1,925	Five Prime Therapeutics, Inc.(a) (b)	25,006
24,161	Five Star Quality Care, Inc.(a)	127,570
2,030	Flexion Therapeutics, Inc.(a)	25,862
2,489	Fonar Corp. (a) (b)	32,233
6,864	Franklin Covey Co.(a)	149,292
5,374	G Willi-Food International Ltd. (Israel) (a)(b)	34,770
10,523	Galectin Therapeutics, Inc.(a) (b)	136,062
52,313	Galena Biopharma, Inc.(a) (b)	120,320
15,308	GenMark Diagnostics, Inc.(a)	168,541
2,501	Genocea Biosciences, Inc.(a) (b)	47,419
11,294	GenVec, Inc.(a)	28,009
3,738	GlycoMimetics, Inc.(a)	26,764
2,447	Golden Enterprises, Inc.	10,889
2,341	Griffin Land & Nurseries, Inc.	65,759
9,350	GTx, Inc. (a) (b)	15,521
11,943	Hackett Group, Inc.	72,852
28,078	Hansen Medical, Inc.(a)	41,275
13,695	Harvard Bioscience, Inc.(a)	56,423
1,060	Heat Biologics, Inc.(a) (b)	5,109
88,569	Hemispherx Biopharma, Inc.(a)	29,493
3,207	Heska Corp. (a)	34,668
28,197	Hooper Holmes, Inc. (a)	20,088
14,047	Hudson Global, Inc.(a)	55,767
4,244	Hyperion Therapeutics, Inc.(a) (b)	124,222
30,673	Idera Pharmaceuticals, Inc.(a) (b)	88,952
8,561	IGI Laboratories, Inc.(a)	45,116
25,040	ImmunoCellular Therapeutics Ltd.(a)	33,554
11,501	Information Services Group, Inc.(a)	59,000
6,769	InfuSystems Holdings, Inc.(a)	18,953
13,218	Innovaro, Inc.(a)	312
1,676	Inogen, Inc.(a) (b)	28,123
9,050	Intersections, Inc.	40,092
6,211	Inventure Foods, Inc.(a)	76,395
3,601	Iridex Corp.(a)	31,473
36,977	IsoRay, Inc.(a)(b)	86,526
3,586	John B Sanfilippo & Son, Inc.	92,160
18,568	Jones Soda Co.(a)	8,170
10,472	Kalobios Pharmaceuticals, Inc.(a)	19,687
9,170	Kips Bay Medical, Inc.(a)	4,569
953	Learning Tree International, Inc.(a)	2,745
3,481	LeMaitre Vascular, Inc.	26,212
51,631	Lifevantage Corp.(a)	68,153
5,150	Limoneira Co.(b)	120,510
9,335	Lincoln Educational Services Corp.	35,753
2,143	LipoScience, Inc.(a)	6,740
4,517	Lpath, Inc., Class A(a) (b)	17,616
5,014	Management Network Group, Inc.(a)	21,109
662	Mannatech, Inc.(a)	9,599
1,695	Marrone Bio Innovations, Inc.(a)(b)	18,425
49,036	Mast Therapeutics, Inc.(a)	31,873
6,497	Medical Action Industries, Inc.(a)	44,829
7,408	MediciNova, Inc.(a)(b)	14,668
4,653	MEI Pharma, Inc.(a)(b)	28,616
29,029	MELA Sciences, Inc.(a)	10,947
3,624	MGC Diagnostics Corp.(a)	33,051
4,822	MGP Ingredients, Inc.	34,092
5,674	Misonix, Inc.(a)(b)	34,044
10,167	Myrexis, Inc.(a)	1,932
29,198	Nanosphere, Inc.(a)	39,417
3,052	Nanostring Technologies, Inc.(a)	45,444
4,928	National Research Corp., Class A(a)	74,166
4,685	Natural Alternatives International, Inc.(a)	27,688
6,209	Nature's Sunshine Products, Inc.	91,459
17,977	NeoGenomics, Inc.(a)	60,942
12,186	NeoStem, Inc.(a)(b)	82,987
767	NephroGenex, Inc.(a)	4,794
38,257	Neuralstem, Inc.(a) (b)	164,505
5,629	NeurogesX, Inc.(a)	28
3,031	NeuroMetrix, Inc.(a)	5,941
8,835	Newtek Business Services, Inc.(a)	23,943
13,926	Northwest Biotherapeutics, Inc.(a) (b)	83,277
19,517	Novabay Pharmaceuticals, Inc.(a)	17,179
3,491	Nutraceutical International Corp.(a)	83,121
2,964	Ocera Therapeutics, Inc.(a)	20,985
3,405	Oculus Innovative Sciences, Inc.(a) (b)	11,645
38,384	Odyssey Marine Exploration, Inc.(a) (b)	52,970
8,010	Omega Protein Corp.(a)	115,264
6,028	Omeros Corp.(a) (b)	70,467
6,734	OncoGenex Pharmaceutical, Inc.(a) (b)	25,522
3,719	Onconova Therapeutics, Inc.(a) (b)	18,037
11,228	Opexa Therapeutics, Inc.(a)	17,853
2,942	Oragenics, Inc.(a)	6,031
4,105	OvaScience, Inc.(a) (b)	29,761
4,702	OXiGENE, Inc.(a) (b)	12,507
13,906	Palatin Technologies, Inc.(a) (b)	14,740
5,412	PDI, Inc.(a)	27,168
3,392	Perceptron, Inc.	38,703
75,968	Peregrine Pharmaceuticals, Inc.(a)	140,541
10,117	Pernix Therapeutics Holdings, Inc.(a)	71,932
8,518	PFSweb, Inc.(a)	70,103
30,257	PharmAthene, Inc.(a)	49,621
9,603	Photomedex, Inc.(a) (b)	120,326
26,308	Premier Exhibitions, Inc.(a)	23,940
14,642	PRGX Global, Inc.(a)	93,416
11,907	Primo Water Corp.(a)	48,342
7,700	ProPhase Labs, Inc.(a)	14,784
5,957	Providence Service Corp.(a)	239,471
3,616	Psychemedics Corp.	55,072
25,337	PURE Bioscience, Inc.(a) (b)	29,138
6,314	QC Holdings, Inc.	13,891
15,492	RadNet, Inc.(a)	98,529
4,726	RCM Technologies, Inc.(a)	30,341
1,027	Recro Pharma, Inc.(a) (b)	6,727
5,585	Reed's, Inc.(a) (b)	26,473
4,951	Regado Biosciences, Inc.(a) (b)	31,043
6,248	Regulus Therapeutics, Inc.(a) (b)	42,049
8,804	Reliv International, Inc.	16,640
15,448	Repligen Corp.(a)	297,220
11,030	Repros Therapeutics, Inc.(a) (b)	179,238
12,778	Response Genetics, Inc.(a)	12,139
3,585	Retractable Technologies, Inc.(a)	10,217
1,812	Retrophin, Inc.(a) (b)	26,491
2,622	Revance Therapeutics, Inc.(a) (b)	82,567
72,733	Rexahn Pharmaceuticals, Inc.(a)	66,987
17,417	Rockwell Medical Technologies, Inc.(a) (b)	196,115
3,394	Rocky Mountain Chocolate Factory, Inc.	39,438
2,308	Seneca Foods Corp.(a)	70,440
17,813	Senomyx, Inc.(a) (b)	122,197
7,282	SFX Entertainment, Inc.(a) (b)	53,304
596	Span-America Medical Systems, Inc.	12,564
1,773	Standard Register Co.(a) (b)	8,918
5,064	StarTek, Inc.(a)	36,461
22,908	StemCells, Inc.(a)	31,957
4,267	Stemline Therapeutics, Inc.(a) (b)	64,816
6,558	Stereotaxis, Inc.(a) (b)	23,478
18,578	Sunesis Pharmaceuticals, Inc.(a)	95,119
5,718	SunLink Health Systems, Inc.(a)	6,976
8,601	Supernus Pharmaceuticals, Inc.(a) (b)	76,635
56,378	Swisher Hygiene, Inc.(a)	20,860
13,002	Synergetics USA, Inc.(a)	42,387
15,693	Synergy Pharmaceuticals, Inc.(a) (b)	68,108
16,274	Synthetic Biologics, Inc.(a) (b)	22,458
5,814	Synutra International, Inc.(a)	32,617
4,814	Tandem Diabetes Care, Inc.(a)	78,179
9,003	Telik, Inc.(a)	13,054
6,432	TETRAphase Pharmaceuticals, Inc.(a)	67,793
1,811	Tonix Pharmaceuticals Holding Corp.(a)	17,132
7,542	Transcept Pharmaceuticals, Inc.	24,059
1,117	Transgenomic, Inc.(a) (b)	3,965
2,876	Tree.com, Inc.(a)	72,907
6,104	Trevena, Inc.(a)	26,797
1,678	TrovaGene, Inc.(a) (b)	6,343
1,128	United-Guardian, Inc.	36,096
2,027	Universal Security Instruments, Inc.(a)	8,738
13,827	Uroplasty, Inc.(a)	40,237
5,834	US Physical Therapy, Inc.	195,614
492	USMD Holdings, Inc.(a) (b)	6,012
1,148	Utah Medical Products, Inc.	62,922
8,158	Vascular Solutions, Inc.(a)	167,076
12,652	Venaxis, Inc.(a)	26,316
10,569	Ventrus Biosciences, Inc.(a)	13,317
3,216	Veracyte, Inc.(a)	48,948
4,444	Verastem, Inc.(a) (b)	41,240
13,494	Vermillion, Inc.(a) (b)	36,501
6,756	Versar, Inc.(a)	22,768
29,223	Vical, Inc.(a)	35,068
12,294	Vision-Sciences, Inc.(a)	14,138
6,645	Willamette Valley Vineyards, Inc.(a) (b)	35,883
7,627	Xencor, Inc.(a) (b)	67,118
36,555	XOMA Corp.(a)	151,338
17,299	Zalicus, Inc.(a)	18,856
53,014	Zogenix, Inc.(a)	121,932
		14,936,629

	Diversified - 0.1%
8,828	Resource America, Inc., Class A	75,567

	Energy - 4.9%
1,115	Adams Resources & Energy, Inc.	70,501
2,115	Apco Oil & Gas International (Cayman Islands) (a)	29,737
8,733	Arabian American Development Co.(a)	91,260
8,429	Ascent Solar Technologies, Inc.(a)	3,372
4,727	Barnwell Industries, Inc. (a)	14,512
2,227	BioFuel Energy Corp.(a)	12,204
4,815	Bolt Technology Corp.	86,863
20,121	Callon Petroleum Co.(a)	212,277
26,670	Emerald Oil, Inc.(a) (b)	173,355
12,076	Enphase Energy, Inc.(a) (b)	102,042
13,021	Equal Energy Ltd. (Canada)	68,621
7,353	Escalera Resources Co.(a)	19,633
10,897	Evolution Petroleum Corp.	122,373
4,528	FieldPoint Petroleum Corp.(a)	24,496
112,781	Gasco Energy, Inc.(a)	3,372
27,547	Gastar Exploration, Inc.(a)	204,674
23,493	Gevo, Inc.(a) (b)	21,663
8,870	GreenHunter Energy, Inc.(a)	8,693
27,643	Houston American Energy Corp. (a)	11,983
9,328	Hyperdynamics Corp.(a) (b)	24,719
463	Isramco, Inc.(a)(b)	58,894
14,260	Lucas Energy, Inc.(a)	7,665
26,849	Magellan Petroleum Corp.(a)	44,569
17,293	Miller Energy Resources, Inc.(a)(b)	94,074
5,410	Mitcham Industries, Inc.(a)	72,656
5,326	Natural Gas Services Group, Inc.(a)	159,993
10,154	Ocean Power Technologies, Inc.(a) (b)	25,283
6,211	Pacific Ethanol, Inc.(a) (b)	80,929
4,201	Panhandle Oil and Gas, Inc., Class A	230,803
3,178	PostRock Energy Corp.(a)	4,640
3,954	Pyramid Oil Co.(a)	21,549
8,786	Quantum Fuel Systems Technologies Worldwide, Inc.(a) (b)	38,219
10,515	Real Goods Solar, Inc., Class A(a) (b)	25,026
4,483	Renewable Energy Group, Inc.(a)	44,337
2,699	REX American Resources Corp.(a)	187,608
5,171	Royale Energy, Inc.(a)	15,616
10,604	Saratoga Resources, Inc.(a)	13,149
5,265	Syntroleum Corp.(a) (b)	17,901
27,444	Tengasco, Inc.(a)	12,020
9,809	TGC Industries, Inc.(a)	44,435
13,154	US Energy Corp.(a)	57,088
4,681	Vertex Energy, Inc.(a) (b)	45,921
6,961	Westmoreland Coal Co.(a)	212,102
48,796	ZaZa Energy Corp.(a)	34,162
16,939	Zion Oil & Gas, Inc.(a) (b)	32,353
		2,887,342

	Financial - 29.9%
3,494	Access National Corp.	52,270
5,569	Agree Realty Corp., REIT	171,748
4,641	American National Bankshares, Inc.	103,866
546	American Realty Investors, Inc.(a)	3,516
4,488	American River Bankshares (a)	40,168
3,008	American Spectrum Realty, Inc.(c)	5,053
8,540	Ameris Bancorp (a)	179,425
8,407	AmeriServ Financial, Inc.	29,172
9,716	AmREIT, Inc., REIT	172,653
15,338	Arbor Realty Trust, Inc., REIT	111,507
13,043	Ares Commercial Real Estate Corp., REIT	163,429
5,547	Arlington Asset Investment Corp., Class A	153,375
4,667	Asta Funding, Inc.(a)	39,109
6,117	Atlanticus Holdings Corp.(a)	16,638
1,511	Atlas Financial Holdings, Inc. (Cayman Islands) (a) (b)	22,302
5,061	Banc of California, Inc. (b)	55,165
3,572	Bank of Kentucky Financial Corp.	125,056
2,801	Bank of Marin Bancorp	121,171
2,815	Bar Harbor Bankshares	71,501
3,566	BBX Capital Corp., Class A (a)	70,678
1,145	BCB Bancorp, Inc.	15,457
8,866	Bear State Financial, Inc.(a) (b)	71,726
13,065	BNC Bancorp	221,582
4,308	Bridge Bancorp, Inc.	106,020
5,901	Bridge Capital Holdings(a)	133,599
5,812	Bryn Mawr Bank Corp.	165,119
5,812	BSB Bancorp, Inc.(a)	103,105
1,546	C&F Financial Corp. (b)	53,894
812	California First National Bancorp	12,391
5,326	Cape Bancorp, Inc.	57,148
10,561	Cascade Bancorp(a)	45,835
4,469	CatchMark Timber Trust, Inc., REIT	59,170
8,567	Center Bancorp, Inc.	159,004
15,970	Centerstate Banks, Inc.	169,601
2,823	Central Valley Community Bancorp	32,041
1,833	Century Bancorp, Inc., Class A	61,112
11,212	Chatham Lodging Trust, REIT	252,270
1,351	Chemung Financial Corp.	38,801
2,448	Cherry Hill Mortgage Investment Corp., REIT (b)	47,491
2,759	Chicopee Bancorp, Inc.	46,903
6,626	CIFC Corp.	57,315
1,480	CIM Commercial Trust Corp., REIT (b)	34,144
6,253	Citizens & Northern Corp.	116,743
2,671	CM Finance, Inc. (b)	37,341
7,067	CNB Financial Corp.	118,372
2,405	Codorus Valley Bancorp, Inc.	50,721
3,095	Colony Bankcorp, Inc. (a)	18,725
10,856	CommunityOne Bancorp (a) (b)	104,869
684	ConnectOne Bancorp, Inc.(a)	32,873
3,242	Consolidated-Tomoka Land Co.	149,942
10,056	Consumer Portfolio Services, Inc.(a)	73,811
10,527	CorEnergy Infrastructure Trust, Inc., REIT (b)	75,689
2,931	CU Bancorp(a)	53,813
2,696	Customers Bancorp, Inc.(a)	51,224
1,410	Diamond Hill Investment Group, Inc.	172,034
3,074	Doral Financial Corp. (Puerto Rico) (a) (b)	12,081
5,458	Eastern Virginia Bankshares, Inc. (a)	36,569
3,836	Ellington Residential Mortgage REIT	66,555
1,932	EMC Insurance Group, Inc.	59,660
4,245	Enterprise Bancorp, Inc.	82,990
7,636	Enterprise Financial Services Corp.	133,401
8,239	ESB Financial Corp.	103,729
1,930	ESSA Bancorp, Inc.	20,477
2,115	Evans Bancorp, Inc.	48,645
3,449	Farmers Capital Bank Corp. (a)	65,910
4,531	Federal Agricultural Mortgage Corp., Class C	140,552
6,822	Federated National Holding Co.	159,908
7,689	Fidelity Southern Corp.	102,879
5,761	Fidus Investment Corp.	105,887
6,732	Financial Institutions, Inc.	155,240
8,976	First Acceptance Corp. (a)	23,786
5,348	First Bancorp, Inc.	86,424
3,139	First Citizens Banc Corp.	27,466
9,244	First Connecticut Bancorp	143,929
4,421	First Defiance Financial Corp.	124,805
5,813	First Financial Northwest, Inc.	64,176
954	First Internet Bancorp	19,366
6,535	First Marblehead Corp. (a)	27,839
1,744	First NBC Bank Holding Co.(a)	59,122
3,163	First Security Group, Inc. (a)	6,516
5,299	First South Bancorp, Inc.	42,657
4,617	First United Corp. (a)	40,353
5,207	Firstbank Corp.	112,419
1,422	Five Oaks Investment Corp., REIT	17,107
3,846	Fortegra Financial Corp.(a)	27,499
3,052	Fox Chase Bancorp, Inc.	48,985
4,708	Franklin Financial Corp.(a)	94,066
2,990	Full Circle Capital Corp.	23,053
6,077	Garrison Capital, Inc. (b)	88,846
6,758	German American Bancorp, Inc.	182,128
8,537	Gladstone Capital Corp. (b)	84,858
6,498	Gladstone Commercial Corp., REIT	116,769
10,372	Gladstone Investment Corp.(a)	80,176
1,731	Gladstone Land Corp., REIT(a)	19,353
3,389	Gleacher & Co., Inc. (a)	39,889
30,571	Gramercy Property Trust, Inc., REIT (b)	179,452
10,978	GSV Capital Corp.(a) (b)	101,766
8,974	Guaranty Bancorp	123,841
2,428	Gyrodyne Co. of America, Inc., REIT	12,310
8,259	Hallmark Financial Services, Inc.(a)	80,856
670	Hamilton Bancorp, Inc./Md (a) (b)	9,078
2,980	Hampden Bancorp, Inc.	48,306
17,896	Harris & Harris Group, Inc. (a)	59,236
1,290	Harvest Capital Credit Corp.	18,705
1,215	Hawthorn Bancshares, Inc.	16,560
4,797	HCI Group, Inc.	185,980
1,976	Health Insurance Innovations, Inc.(a) (b)	19,879
14,258	Heritage Commerce Corp.	114,919
15,443	Heritage Financial Corp.(a)	243,227
3,361	Heritage Financial Group, Inc.(a)	61,506
14,224	Heritage Oaks Bancorp(a)	104,689
2,809	HF Financial Corp.	38,483
2,715	HMN Financial, Inc. (a)	30,001
3,427	Home Bancorp, Inc.	70,768
5,880	HomeStreet, Inc.	105,370
3,626	HopFed Bancorp, Inc.	41,119
3,361	Horizon Bancorp	71,421
3,617	Horizon Technology Finance Corp.(a) (b)	49,083
4,089	IMPAC Mortgage Holdings, Inc., REIT(a) (b)	23,553
9,094	Imperial Holdings, Inc.(a)(b)	59,202
3,300	Independence Holding Co.	46,992
2,160	Independence Realty Trust, Inc., REIT	19,634
10,150	Independent Bank Corp.	133,878
2,115	Independent Bank Group, Inc.	98,876
9,218	Intervest Bancshares Corp., Class A	68,398
617	Investors Title Co.	42,462
6,145	JAVELIN Mortgage Investment Corp., REIT	82,527
4,007	JGWPT Holdings, Inc.(a)	42,715
3,734	Keating Capital, Inc.	23,412
9,968	Life Partners Holdings, Inc.	25,119
5,874	LNB Bancorp, Inc.	64,438
12,300	Macatawa Bank Corp.	61,500
10,022	MainSource Financial Group, Inc.	166,866
5,221	Manning & Napier, Inc.	89,227
2,324	Marcus & Millichap, Inc.(a)	47,293
3,847	Marlin Business Services Corp.	80,133
2,421	Maui Land & Pineapple Co., Inc.(a)	19,513
8,378	MBT Financial Corp.(a)	42,979
9,050	Medallion Financial Corp.	122,265
4,111	Mercantile Bank Corp.	88,099
2,671	Merchants Bancshares, Inc.	81,332
2,655	Meta Financial Group, Inc.	99,483
7,243	Metro Bancorp, Inc.(a)	158,260
4,794	MicroFinancial, Inc.	37,345
2,986	Middleburg Financial Corp.	54,494
5,106	MidSouth Bancorp, Inc.	96,146
3,714	MidWestOne Financial Group, Inc.	87,613
616	Moelis & Co.(a)(b)	19,379
5,503	Monarch Financial Holdings, Inc.	61,854
4,600	Monroe Capital Corp.(b)	64,032
2,513	MutualFirst Financial, Inc.	47,747
2,159	NASB Financial, Inc.(b)	50,046
3,935	National Bankshares, Inc.(b)	123,952
1,082	Naugatuck Valley Financial Corp.(a)	8,353
3,582	New Hampshire Thrift Bancshares, Inc.	52,405
20,082	New Mountain Finance Corp.	285,566
33,842	New York Mortgage Trust, Inc., REIT	269,382
12,000	NewBridge Bancorp(a)	90,000
8,963	NGP Capital Resources Co.	57,542
5,500	Nicholas Financial, Inc. (Canada)	80,190
2,429	North Valley Bancorp(a)	51,835
3,118	Northrim BanCorp, Inc.	77,015
1,314	Norwood Financial Corp.	37,646
697	Ocean Shore Holding Co.	10,281
7,553	OceanFirst Financial Corp.	123,416
2,286	OFS Capital Corp.	29,032
3,249	Old Point Financial Corp.(b)	49,385
10,831	Old Second Bancorp, Inc.(a)	51,014
5,238	OmniAmerican Bancorp, Inc.	126,079
7,155	One Liberty Properties, Inc., REIT	153,832
3,742	Oneida Financial Corp.	47,598
5,897	Oppenheimer Holdings, Inc., Class A	135,631
1,886	Orchid Island Capital, Inc., REIT	24,461
4,150	Owens Realty Mortgage, Inc., REIT	73,164
7,607	Pacific Continental Corp.	105,129
5,414	Pacific Mercantile Bancorp(a)	36,220
7,474	Pacific Premier Bancorp, Inc.(a)	105,533
470	Palmetto Bancshares, Inc.(a)	6,326
1,224	Parke Bancorp, Inc.(a) (b)	13,733
7,722	Patriot National Bancorp, Inc.(a)	10,116
4,045	Peapack Gladstone Financial Corp.	80,010
5,495	PennantPark Floating Rate Capital Ltd. (b)	76,930
2,537	Penns Woods Bancorp, Inc.	116,880
510	Peoples Bancorp of North Carolina, Inc.	8,706
4,488	Peoples Bancorp, Inc.	110,405
2,367	Phoenix Cos., Inc.(a)	113,450
5,101	Physicians Realty Trust, REIT	70,445
2,490	Porter Bancorp, Inc.(a)	2,241
7,266	Preferred Apartment Communities, Inc., Class A, REIT	61,470
6,868	Preferred Bank(a)	154,736
1,158	Premier Financial Bancorp, Inc.	17,046
4,089	Provident Financial Holdings, Inc.	59,290
5,814	Pulaski Financial Corp.	64,245
2,833	QCR Holdings, Inc.	48,529
950	RCS Capital Corp., Class A (b)	24,700
3,808	RE/MAX Holdings, Inc.	109,404
1,107	Regional Management Corp.(a)	15,930
9,836	Republic First Bancorp, Inc.(a)	49,180
7,894	Riverview Bancorp, Inc.(a)	29,287
220	Salisbury Bancorp, Inc.	6,655
1,513	Saratoga Investment Corp.	22,922
4,180	SB Financial Group, Inc.	33,942
9,053	Seacoast Banking Corp. of Florida(a)	96,505
5,675	Security National Financial Corp.(a)	22,019
4,510	Shore Bancshares, Inc.(a) (b)	41,537
3,281	SI Financial Group, Inc.	36,550
7,441	Sierra Bancorp	117,791
2,552	Silvercrest Asset Management Group, Inc.	44,430
2,030	Simplicity Bancorp, Inc.	34,713
2,561	Sotherly Hotels, Inc., REIT	18,695
3,052	Southern National Bancorp of Virginia, Inc.	31,832
7,739	Southwest Bancorp, Inc.	133,111
5,323	Stellus Capital Investment Corp.	74,948
4,797	Suffolk Bancorp(a)	108,268
6,270	Summit Financial Group, Inc.(a)	68,124
29,311	Sun Bancorp, Inc.(a)	110,502
5,701	Territorial Bancorp, Inc.	117,612
3,508	Timberland Bancorp, Inc.	37,711
4,584	Trade Street Residential, Inc., REIT (b)	36,214
3,534	TriplePoint Venture Growth BDC Corp.	55,201
2,633	Tristate Capital Holdings, Inc.(a)	34,703
13,245	U.S. Global Investors, Inc., Class A	44,106
8,700	UMH Properties, Inc., REIT	86,304
21,633	United Community Financial Corp./OH(a)	85,018
4,765	United Insurance Holdings Corp.	84,102
4,262	United Security Bancshares(a) (b)	24,080
3,851	United Security Bancshares, Inc.(a)	31,578
2,093	Unity Bancorp, Inc.	18,052
14,309	Universal Insurance Holdings, Inc.	178,719
11,646	VantageSouth Bancshares, Inc.(a) (b)	70,924
511	WashingtonFirst Bankshares, Inc.	7,665
8,545	West Bancorporation, Inc.	123,133
815	Westbury Bancorp, Inc.(a)	11,638
1,730	Wheeler Real Estate Investment Trust, Inc., REIT	7,993
2,895	WhiteHorse Finance, Inc. (b)	40,096
8,361	Whitestone REIT, Class B, REIT	119,395
6,101	Yadkin Financial Corp.(a)	115,004
3,149	ZAIS Financial Corp., REIT (b)	51,675
11,992	ZipRealty, Inc.	38,374
		17,566,685

	Industrial - 12.0%
23,419	Active Power, Inc.(a)	62,763
5,349	Adept Technology, Inc.(a)	62,476
10,558	Advanced Emissions Solutions(a)	247,163
1,997	AEP Industries, Inc.(a)	63,644
1,570	Air T, Inc.	18,432
1,271	Allied Motion Technologies, Inc.	18,468
14,902	API Technologies Corp.(a)	41,726
985	Applied Optoelectronics, Inc.(a)	21,089
1,216	Argan, Inc.	37,270
7,018	Arotech Corp.(a) (b)	30,388
2,139	Art's-Way Manufacturing Co., Inc. (b)	12,620
4,311	Astrotech Corp.(a) (b)	12,588
8,804	Ballantyne Strong, Inc.(a)	37,681
1,717	Breeze-Eastern Corp. (a) (b)	17,050
8,360	Broadwind Energy, Inc.(a)	93,130
18,118	Casella Waste Systems, Inc., Class A(a)	99,649
7,871	Ceco Environmental Corp.	112,713
3,381	Chase Corp.	103,256
1,235	Chicago Rivet & Machine Co.	41,434
6,934	Clean Diesel Technologies, Inc.(a) (b)	17,058
3,534	Control4 Corp.(a) (b)	59,972
3,002	Core Molding Technologies, Inc.(a)	36,534
6,558	Covenant Transportation Group, Inc., Class A(a)	69,777
5,234	CPI Aerostructures, Inc.(a)	65,373
5,475	CUI Global, Inc.(a)	45,442
3,105	CVD Equipment Corp.(a) (b)	39,465
1,817	CyberOptics Corp.(a)	14,699
1,238	Digital Ally, Inc.(a) (b)	6,239
8,012	Eagle Bulk Shipping, Inc. (Marshall Islands) (a) (b)	26,680
2,337	Eastern Co.	36,200
705	Ecology and Environment, Inc., Class A	7,762
690	Elecsys Corp.(a) (b)	8,521
8,169	Energy Focus, Inc.(a)	4,681
6,313	ENGlobal Corp.(a)	21,527
2,111	Erickson Air-Crane, Inc.(a) (b)	34,346
1,278	Espey Manufacturing & Electronics Corp.	33,151
2,376	Exone Co.(a) (b)	70,496
2,139	Frequency Electronics, Inc. (a)	23,957
6,463	Fuel Tech, Inc.(a)	35,805
3,328	Gencor Industries, Inc.(a)	33,846
4,972	Giga-Tronics, Inc.(a)	6,016
3,438	Global Brass & Copper Holdings, Inc.	55,421
14,660	Goldfield Corp.(a)	26,681
5,454	Hardinge, Inc.	69,648
4,423	Heritage-Crystal Clean, Inc.(a)	73,820
8,541	Hudson Technologies, Inc.(a) (b)	23,146
2,535	Hurco Cos., Inc.	70,118
4,942	Identive Group, Inc.(a)	35,385
5,762	IEC Electronics Corp.(a)	25,929
2,139	Image Sensing Systems, Inc.(a)	8,962
3,758	Innovative Solutions & Support, Inc.(a)	25,141
5,939	Insignia Systems, Inc.(a)	19,124
7,526	Insteel Industries, Inc.	147,735
7,722	Integrated Electrical Services, Inc.(a)	52,201
8,762	Intellicheck Mobilisa, Inc.(a)	7,139
2,627	IntriCon Corp.(a)	18,363
7,813	Iteris, Inc.(a)	13,673
5,171	Kadant, Inc.	195,981
910	Key Technology, Inc.(a)	10,574
22,290	Kratos Defense & Security Solutions, Inc.(a)	189,688
5,257	Lawson Products, Inc.(a)	86,215
5,458	LMI Aerospace, Inc.(a)(b)	75,484
9,811	LoJack Corp.(a)	53,372
10,765	LRAD Corp.(a)	22,068
1,303	LS Starrett Co., Class A	19,988
11,724	LSI Industries, Inc.	93,089
7,905	Lydall, Inc.(a)	218,099
2,403	Magnetek, Inc.(a)	53,491
7,287	Manitex International, Inc.(a)	121,329
1,387	Mesa Laboratories, Inc.	110,988
14,903	Metabolix, Inc.(a)	12,226
15,611	Metalico, Inc.(a)	19,670
2,868	MFRI, Inc.(a)	28,823
15,648	Microvision, Inc.(a)	30,044
2,633	Mocon, Inc.	39,864
1,671	NACCO Industries, Inc., Class A	90,652
8,276	Nanophase Technologies Corp.(a)	4,138
6,183	NAPCO Security Technologies, Inc.(a)	38,211
1,577	National Presto Industries, Inc.(b)	111,005
7,657	NN, Inc.	187,826
936	NVE Corp.(a)	49,767
953	Omega Flex, Inc.	18,803
3,464	Orbit International Corp.(a) (b)	10,253
14,721	Orion Energy Systems, Inc.(a)	64,772
1,820	P&F Industries, Inc.(a)	13,850
688	PAM Transportation Services, Inc.(a)	17,840
4,440	Park-Ohio Holdings Corp.	233,899
5,171	Patrick Industries, Inc.(a)	195,464
4,751	Perma-Fix Environmental Services, Inc.(a) (b)	19,242
9,842	PGT, Inc.(a)	84,740
6,099	PMFG, Inc.(a) (b)	30,861
9,058	PowerSecure International, Inc.(a)	73,279
6,359	Pro-DEX, Inc.(a)	13,036
865	Providence and Worcester Railroad Co.	15,129
6,061	Pulse Electronics Corp.(a)	17,456
10,237	Pure Cycle Corp.(a) (b)	58,556
6,758	Rand Logistics, Inc.(a) (b)	40,278
13,160	Research Frontiers, Inc.(a) (b)	77,644
26,984	Revolution Lighting Technologies, Inc.(a) (b)	62,603
1,459	SIFCO Industries, Inc.	46,586
782	Sigmatron International, Inc.(a)	7,812
1,411	SL Industries, Inc.(a)	42,274
3,395	Sparton Corp.(a)	99,949
4,237	Stock Building Supply Holdings, Inc.(a)	81,096
13,298	Stoneridge, Inc.(a)	127,794
12,395	STR Holdings, Inc.(a)	16,981
4,372	Superconductor Technologies, Inc.(a) (b)	11,804
1,369	Sutron Corp.(a)	6,907
2,823	Synalloy Corp.	44,236
4,464	Sypris Solutions, Inc.	20,981
11,775	TRC Cos., Inc.(a)	62,407
4,322	Turtle Beach Corp.(a)	44,430
2,953	UFP Technologies, Inc.(a)	71,758
11,137	Ultralife Corp.(a)	43,434
29,582	UQM Technologies, Inc.(a)	56,502
5,803	US Concrete, Inc.(a)	142,522
2,315	USA Truck, Inc.(a)	39,123
1,240	Viasystems Group, Inc.(a)	12,871
2,649	Video Display Corp.(a) (b)	8,715
2,552	VSE Corp.	157,994
4,637	Wells-Gardner Electronics Corp.(a)	7,836
4,133	Willis Lease Finance Corp.(a)	75,964
2,956	WSI Industries, Inc. (b)	23,352
13,123	YRC Worldwide, Inc.(a)	293,824
9,827	ZAGG, Inc.(a)	44,615
7,877	ZBB Energy Corp.(a) (b)	13,785
		7,019,422

	Technology - 6.7%
8,667	Acorn Energy, Inc.(a) (b)	12,567
10,931	American Software, Inc., Class A	105,047
8,605	Amtech Systems, Inc.(a)	85,017
1,434	Astro-Med, Inc.	20,492
4,475	Asure Software, Inc.(a)	27,790
5,197	Audience, Inc.(a)	64,495
14,366	Authentidate Holding Corp.(a)	10,774
49,366	Axcelis Technologies, Inc.(a)	92,808
20,357	AXT, Inc.(a)	44,785
5,803	BSQUARE Corp.(a)	20,136
17,447	Callidus Software, Inc.(a)	183,368
5,743	Cascade Microtech, Inc.(a)	68,744
6,842	Computer Task Group, Inc.	106,188
4,727	Concurrent Computer Corp.	37,863
4,003	CSP, Inc.	26,780
3,958	Daegis, Inc.(a)	4,987
2,956	Data I/O Corp.(a)	7,833
8,886	Datalink Corp.(a)	82,462
2,657	Datawatch Corp.(a)	40,147
3,528	Digimarc Corp.	112,402
27,440	Dot Hill Systems Corp.(a)	117,718
15,177	Echelon Corp.(a)	39,308
6,455	eMagin Corp.(a)	17,687
10,934	EMCORE Corp.(a) (b)	46,688
6,489	eOn Communications Corp.(a) (b)	18,169
3,293	Evolving Systems, Inc.	26,805
2,910	Exa Corp.(a)	29,042
12,684	FalconStor Software, Inc.(a)	19,660
2,207	Geeknet, Inc.(a)	30,412
9,199	GigOptix, Inc.(a)	13,431
32,354	Glu Mobile, Inc.(a) (b)	117,607
7,700	GSE Systems, Inc.(a)	13,090
11,826	GSI Technology, Inc.(a)	66,580
6,761	Guidance Software, Inc.(a)	64,906
12,706	Hutchinson Technology, Inc.(a)	26,556
5,260	Icad, Inc.(a)	34,821
29,989	Ikanos Communications, Inc.(a)	14,065
11,244	Immersion Corp.(a)	121,548
21,790	inContact, Inc.(a)	184,561
14,003	Innodata, Inc.(a)	45,510
13,419	Integrated Silicon Solution, Inc.(a)	188,403
7,326	Intermolecular, Inc.(a)	17,875
7,152	Interphase Corp.(a)	39,837
7,128	inTEST Corp.(a)	28,013
4,995	Key Tronic Corp.(a)	52,997
1,533	Liquid Holdings Group, Inc.(a)	2,269
47,101	Majesco Entertainment Co.(a)	15,689
4,436	Mattersight Corp.(a)	22,490
33,313	Mattson Technology, Inc.(a)	70,624
10,754	Mitek Systems, Inc.(a)(b)	35,058
2,662	Model N, Inc.(a)(b)	29,442
20,386	MoSys, Inc.(a)(b)	67,681
2,928	NCI, Inc.(a)	28,050
10,632	Netlist, Inc.(a)	13,290
6,206	NetSol Technologies, Inc.(a)(b)	24,328
6,214	Overland Storage, Inc.(a) (b)	23,986
4,334	PAR Technology Corp.(a)	18,593
10,503	Pixelworks, Inc.(a)	65,329
8,976	Planar Systems, Inc.(a)	20,196
21,539	PLX Technology, Inc.(a)	124,280
24,362	QuickLogic Corp.(a) (b)	103,782
4,815	Qumu Corp.(a)	73,429
15,677	RadiSys Corp.(a)	51,107
6,336	Rainmaker Systems, Inc.(a)	1,583
8,854	Richardson Electronics Ltd.	90,134
3,394	Scientific Learning Corp.(a)	509
6,183	Simulations Plus, Inc.	37,654
15,214	Smith Micro Software, Inc.(a)	12,171
10,142	Streamline Health Solutions, Inc.(a)	51,623
1,148	Technical Communications Corp.(a)	4,936
2,553	Transact Technologies, Inc.	26,245
12,790	Ultra Clean Holdings, Inc.(a)	105,901
23,147	USA Technologies, Inc.(a)	49,072
5,569	Violin Memory, Inc.(a)	18,768
21,897	Vitesse Semiconductor Corp.(a)	82,333
13,270	Wave Systems Corp., Class A(a)	24,948
2,972	Wayside Technology Group, Inc.	48,771
29,137	WidePoint Corp.(a)	46,328
10,071	Wireless Ronin Technologies, Inc.(a)	7,150
4,091	XRS Corp.(a)	10,841
		3,938,564

	Utilities - 0.7%
3,690	Artesian Resources Corp., Class A	82,582
3,350	Delta Natural Gas Co., Inc.	66,029
3,780	Gas Natural, Inc.	39,652
2,184	RGC Resources, Inc.	42,359
14,519	Synthesis Energy Systems, Inc.(a)	22,795
55,818	US Geothermal, Inc.(a)	36,025
7,155	York Water Co.	145,747
		435,189

	Total Common Stocks - 99.3%
	(Cost $54,433,001)	58,331,392

	Exchange Traded Fund - 0.0%*
250	iShares Russell Microcap Index Fund	18,135
	(Cost $18,867)

	Warrant - 0.0%*
	Consumer, Non-cyclical - 0.0%*
314	Photomedex, Inc. (a) (c)	27
	(Cost $0)

	Total Long-Term Investments - 99.3%
	(Cost $54,451,868)	58,349,554

	Investments of Collateral for Securities Loaned - 13.4%
7,900,619	BNY Mellon Securities Lending Overnight Fund, 0.1251%(d) (e)	7,900,619
	(Cost $7,900,619)

	Total Investments - 112.7%
	(Cost $62,352,487)	66,250,173
	Liabilities in excess of Other Assets - (12.7%)	(7,469,799)
	Net Assets - 100.0%	$ 58,780,374

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Security, or portion thereof, was on loan at May 31, 2014.

(c)
Security is valued in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees. The total market value of such securities is $20,615 which represents less than 0.1% of net assets.

(d)	At May 31, 2014, the total market value of the Fund’s securities on loan was $7,597,778 and the total market value of the collateral held by the Fund was $7,900,619.

(e)	Interest rate shown reflects yield as of May 31, 2014.

Securities are classified by sectors that represent broad groupings of related industries.

% of Long-Term
Country Breakdown	Investments
United States	99.3%
Canada	0.4%
Cayman Islands	0.1%
Israel	0.1%
Marshall Islands	0.1%
Puerto Rico	0.0%*

Subject to change daily.

* Less than 0.1%

See previously submitted notes to financial statements for the period ended February 28, 2014.

At May 31, 2014, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 62,360,820	$ 9,573,784	$ (5,684,431)	$ 3,889,353

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”).  Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of U.S. business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and the Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the GFIA, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Fund's investments at May 31, 2014:

Description	Level 1	Level 2		Level 3	Total
(value in $000s)
Assets:
Common Stocks	$ 58,310	$ 5		$ 16	$ 58,331
Exchange Traded Fund	18				18
Warrant	-	-	*	-	0	*
Investments of Collateral for Securities Loaned	7,901	-		-	7,901
Total	$ 66,229	$ 5		$ 16	$ 66,250

* Market value is less than the minimum amount disclosed.
Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board of Trustees. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at 5/31/14	Valuation Technique	Unobservable Inputs
Common Stocks	$ 15,535	Last Trade with Adjustment	44% Discount

Significant changes in the discount percentage would generally result in significant changes in the fair value of the security.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The transfers in and out of the valuation levels as of May 31, 2014 compared to the valuation levels at the end of the previous fiscal year are detailed below:

Transfer from Level 1 to Level 2 (in $000s)	$ 5

Transfer from Level 1 to Level 3 (in $000s)	$ 16

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended May 31, 2014:

LEVEL 3- Fair Value measurement	Common Stock
using significant unobservable inputs (in $000s)	Value in $000s
Beginning Balance at 8/31/13	$ -
Net Realized Gain/Loss	-
Change in Unrealized Gain/Loss	-
Purchases	-
Sales	-
Transfers In	16
Transfers Out	-
Ending Balance at 5/31/14	$ 16

WREI Wilshire US REIT ETF
Portfolio of Investments
May 31, 2014 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.6%
	Common Stocks - 98.8%
	Financial - 98.8%
1,714	Acadia Realty Trust, REIT	$47,289
74	Alexander's, Inc., REIT	27,158
2,024	Alexandria Real Estate Equities, Inc., REIT	154,006
1,067	American Assets Trust, Inc., REIT	36,598
3,218	American Campus Communities, Inc., REIT	124,987
4,292	American Homes 4 Rent, REIT	75,625
442	American Residential Properties, Inc., REIT(a)	8,089
622	AmREIT, Inc., REIT	11,053
4,501	Apartment Investment & Management Co., Class A, REIT	141,692
741	Ashford Hospitality Prime, Inc., REIT	12,078
2,474	Ashford Hospitality Trust, Inc., REIT	26,472
1,774	Associated Estates Realty Corp., REIT	30,672
3,974	AvalonBay Communities, Inc., REIT	563,672
5,926	BioMed Realty Trust, Inc., REIT	128,594
4,699	Boston Properties, Inc., REIT	567,075
4,834	Brandywine Realty Trust, REIT	73,960
1,275	Brixmor Property Group, Inc., REIT	27,731
2,623	Camden Property Trust, REIT	184,240
1,981	Campus Crest Communities, Inc., REIT	17,571
5,241	CBL & Associates Properties, Inc., REIT	98,636
2,431	Cedar Realty Trust, Inc., REIT	14,926
788	Chatham Lodging Trust, REIT	17,730
1,266	Chesapeake Lodging Trust, REIT	36,929
4,140	Columbia Property Trust, Inc., REIT	108,841
3,652	CommonWealth REIT, REIT	96,084
655	CoreSite Realty Corp., REIT	20,764
2,399	Corporate Office Properties Trust, REIT	66,092
6,202	Cousins Properties, Inc., REIT	74,424
4,308	CubeSmart, REIT	78,578
9,958	DCT Industrial Trust, Inc., REIT	78,867
9,706	DDR Corp., REIT	168,011
6,030	DiamondRock Hospitality Co., REIT	74,893
3,944	Digital Realty Trust, Inc., REIT	226,780
4,399	Douglas Emmett, Inc., REIT	124,888
10,050	Duke Realty Corp., REIT	177,885
1,997	DuPont Fabros Technology, Inc., REIT	51,063
945	EastGroup Properties, Inc., REIT	60,159
3,542	Education Realty Trust, Inc., REIT	37,049
2,731	Empire State Realty Trust, Inc., REIT	44,761
2,571	Equity Lifestyle Properties, Inc., REIT	112,456
2,018	Equity One, Inc., REIT	46,333
11,089	Equity Residential, REIT	685,300
1,893	Essex Property Trust, Inc., REIT	342,557
1,369	Excel Trust, Inc., REIT	18,071
3,556	Extra Space Storage, Inc., REIT	186,157
2,052	Federal Realty Investment Trust, REIT	245,255
3,547	FelCor Lodging Trust, Inc., REIT	34,903
3,393	First Industrial Realty Trust, Inc., REIT	62,906
1,811	First Potomac Realty Trust, REIT	23,688
2,936	Franklin Street Properties Corp., REIT	36,759
11,941	General Growth Properties, Inc., REIT	284,554
4,475	Glimcher Realty Trust, REIT	49,315
1,395	Government Properties Income Trust, REIT	35,600
14,040	HCP, Inc., REIT	586,170
8,933	Health Care REIT, Inc., REIT	564,834
2,958	Healthcare Realty Trust, Inc., REIT	73,743
5,211	Healthcare Trust of America, Inc., Class A, REIT	63,053
6,252	Hersha Hospitality Trust, REIT	39,575
2,774	Highwoods Properties, Inc., REIT	112,569
1,755	Home Properties, Inc., REIT	109,126
4,595	Hospitality Properties Trust, REIT	133,301
23,240	Host Hotels & Resorts, Inc., REIT	512,907
2,058	Hudson Pacific Properties, Inc., REIT	48,775
3,075	Inland Real Estate Corp., REIT	32,657
3,284	Investors Real Estate Trust, REIT	29,162
2,522	Kilroy Realty Corp., REIT	152,783
12,584	Kimco Realty Corp., REIT	288,425
4,020	Kite Realty Group Trust, REIT	24,964
3,193	LaSalle Hotel Properties, REIT	105,337
4,516	Liberty Property Trust, REIT	174,814
4,316	Macerich Co., REIT	285,029
2,715	Mack-Cali Realty Corp., REIT	59,051
2,307	MID-America Apartment Communities, Inc., REIT	166,911
1,360	Monmouth Real Estate Investment Corp., Class A, REIT	12,879
954	National Health Investors, Inc., REIT	59,835
3,042	Parkway Properties, Inc., REIT	60,749
1,967	Pebblebrook Hotel Trust, REIT	69,907
2,127	Pennsylvania Real Estate Investment Trust, REIT	38,180
4,738	Piedmont Office Realty Trust, Inc., Class A, REIT	88,222
1,672	Post Properties, Inc., REIT	85,523
15,343	ProLogis, Inc., REIT	636,888
602	PS Business Parks, Inc., REIT	50,682
4,440	Public Storage, REIT	765,367
2,053	Ramco-Gershenson Properties Trust, REIT	34,080
2,836	Regency Centers Corp., REIT	151,442
1,817	Retail Opportunity Investments Corp., REIT	28,709
1,822	Retail Properties of America, Inc., Class A, REIT	27,403
3,785	RLJ Lodging Trust, REIT	104,882
1,139	Rouse Properties, Inc., REIT(b)	18,589
1,309	Ryman Hospitality Properties, Inc., REIT(b)	60,384
1,186	Sabra Health Care REIT, Inc., REIT	34,726
361	Saul Centers, Inc., REIT	17,382
5,779	Senior Housing Properties Trust, REIT	138,580
1,147	Silver Bay Realty Trust Corp., REIT	18,203
9,651	Simon Property Group, Inc., REIT	1,606,505
2,919	SL Green Realty Corp., REIT	319,601
999	Sovran Self Storage, Inc., REIT	76,723
6,314	Strategic Hotels & Resorts, Inc., REIT(a)	68,823
2,623	Summit Hotel Properties, Inc., REIT	26,335
1,178	Sun Communities, Inc., REIT	57,039
5,641	Sunstone Hotel Investors, Inc., REIT	82,866
2,726	Tanger Factory Outlet Centers, Inc., REIT	96,555
1,939	Taubman Centers, Inc., REIT	145,231
794	Terreno Realty Corp., REIT	15,404
7,735	UDR, Inc., REIT	212,867
379	Universal Health Realty Income Trust, REIT	16,407
1,007	Urstadt Biddle Properties, Inc., Class A, REIT	20,865
9,037	Ventas, Inc., REIT	603,672
5,752	Vornado Realty Trust, REIT	615,924
4,826	Washington Prime Group, Inc., REIT(a)	95,979
2,052	Washington Real Estate Investment Trust, REIT	53,003
3,762	Weingarten Realty Investors, REIT	119,594
	(Cost $14,662,041)	16,378,967

	Exchange Traded Fund - 0.8%
1,700	Vanguard REIT ETF	126,973
	(Cost $119,904)

	Total Long-Term Investments - 99.6%
	(Cost $14,781,945)	16,505,940

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 0.4%
64,486	BNY Mellon Securities Lending Overnight Fund, 0.1251%(c) (d)	64,486
	(Cost $64,486)

	Total Investments - 100.0%
	(Cost $14,846,431)	16,570,426
	Liabilities in excess of Other Assets - 0.0%*	(2,295)
	Net Assets - 100.0%	$ 16,568,131

REIT - Real Estate Investment Trust

*	Less than 0.1%
(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at May 31, 2014.
(c)	At May 31, 2014, the total market value of the Fund's securities on loan was $63,187 and the total market value of the collateral held by the Fund was $64,486.
(d)	Interest rate shown reflects yield as of May 31, 2014.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended February 28, 2014.

Country Breakdown	% of Long-Term Investments
United States	100%

Subject to change daily.

At May 31, 2014, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 14,771,016	$ 1,958,603	$ (159,193)	$ 1,799,410

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”).  Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of U.S. business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and the Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Fund's investments at May 31, 2014:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$ 16,379	$ -	$ -	$ 16,379
Exchange Traded Fund	127	-	-	127
Investments of Collateral for Securities Loaned	64	-	-	64
Total	$ 16,570	$ -	$ -	$ 16,570

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board of Trustees. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

There were no transfers between levels for the nine months ended May 31, 2014.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:	July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:	July 30, 2014

By:	/s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	July 30, 2014